UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Large Cap Value Equity Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
COMMON STOCK [97.7%]
   AEROSPACE & DEFENSE [3.3%]
   General Dynamics                                             9,000   $          614
   Goodrich                                                    16,400            1,054
   Lockheed Martin                                              4,400              332
   Northrop Grumman                                             4,500              251
   Raytheon                                                    17,400              896
                                                       --------------   --------------
   TOTAL AEROSPACE & DEFENSE                                                     3,147
                                                                        ==============
   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                                        9,600              801
                                                       ==============   ==============
   BEVERAGES [3.5%]
   Coca-Cola                                                   24,700            1,408
   Coca-Cola Enterprises                                       25,200              534
   Molson Coors Brewing, Cl B                                  15,400              695
   Pepsi Bottling Group                                        17,300              649
                                                       --------------   --------------
   TOTAL BEVERAGES                                                               3,286
                                                                        ==============
   BIOTECHNOLOGY [1.4%]
   Amgen *                                                      9,000              509
   Genzyme - General Division *                                10,000              490
   Gilead Sciences *                                            7,000              303
                                                       --------------   --------------
   TOTAL BIOTECHNOLOGY                                                           1,302
                                                                        ==============
   CAPITAL MARKETS [5.2%]
   Bank of New York Mellon                                     36,900            1,032
   Goldman Sachs Group                                         11,200            1,891
   Morgan Stanley                                              35,700            1,057
   State Street                                                21,000              914
                                                       --------------   --------------
   TOTAL CAPITAL MARKETS                                                         4,894
                                                                        ==============
   CHEMICALS [1.1%]
   Dow Chemical                                                36,000              995
                                                       ==============   ==============
   COMMERCIAL BANKS [4.5%]
   BB&T                                                        21,100              535
   US Bancorp                                                  49,000            1,103
   Wells Fargo                                                 94,960            2,563
                                                       --------------   --------------
   TOTAL COMMERCIAL BANKS                                                        4,201
                                                                        ==============
   COMPUTERS & PERIPHERALS [2.5%]
   Hewlett-Packard                                             26,600            1,370
   IBM                                                          7,600              995
                                                       --------------   --------------
   TOTAL COMPUTERS & PERIPHERALS                                                 2,365
                                                                        ==============
   CONSTRUCTION & ENGINEERING [0.5%]
   Fluor                                                       10,100              455
                                                       ==============   ==============
   CONTAINERS & PACKAGING [0.7%]
   Ball                                                        13,200              682
                                                       ==============   ==============

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   DIVERSIFIED FINANCIAL SERVICES [5.0%]
   Bank of America                                             70,000   $        1,054
   JPMorgan Chase                                              83,200            3,467
   Nasdaq OMX Group *                                          12,000              238
                                                       --------------   --------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                          4,759
                                                                        ==============
   DIVERSIFIED TELECOMMUNICATION SERVICES [4.3%]
   AT&T                                                        76,617            2,148
   Verizon Communications                                      58,509            1,938
                                                       --------------   --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                  4,086
                                                                        ==============
   ELECTRIC UTILITIES [4.4%]
   Allegheny Energy                                            14,000              329
   American Electric Power                                     13,000              452
   Edison International                                        32,600            1,134
   Entergy                                                      6,800              556
   FirstEnergy                                                  7,600              353
   FPL Group                                                   10,200              539
   PPL                                                         24,100              779
                                                       --------------   --------------
   TOTAL ELECTRIC UTILITIES                                                      4,142
                                                                        ==============
   ELECTRICAL EQUIPMENT [1.3%]
   Corning                                                     37,100              716
   Emerson Electric                                            10,200              435
                                                       --------------   --------------
   TOTAL ELECTRICAL EQUIPMENT                                                    1,151
                                                                        ==============
   ENERGY EQUIPMENT & SERVICES [0.8%]
   Ensco International                                         12,000              479
   National Oilwell Varco                                       5,500              243
                                                       --------------   --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                               722
                                                                        ==============
   FOOD & STAPLES RETAILING [4.4%]
   CVS                                                         34,700            1,118
   Kroger                                                      30,800              632
   Safeway                                                     33,400              711
   Wal-Mart Stores                                             31,000            1,657
                                                       --------------   --------------
   TOTAL FOOD & STAPLES RETAILING                                                4,118
                                                                        ==============
   FOOD PRODUCTS [2.4%]
   Archer-Daniels-Midland                                      22,400              701
   ConAgra Foods                                               23,500              542
   Kraft Foods, Cl A                                           26,000              707
   Sara Lee                                                    27,000              329
                                                       --------------   --------------
   TOTAL FOOD PRODUCTS                                                           2,279
                                                                        ==============
   HEALTH CARE EQUIPMENT & SUPPLIES [1.9%]
   Baxter International                                        12,500              733
   Becton Dickinson                                             5,500              434
   Covidien                                                    12,800              613
                                                       --------------   --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                        1,780
                                                                        ==============


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Large Cap Value Equity Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
HEALTH CARE PROVIDERS & SERVICES [2.6%]
   Aetna                                                       27,600   $          875
   Cigna                                                       18,500              652
   McKesson                                                    15,000              938
                                                       --------------   --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                        2,465
                                                                        ==============
   HOTELS, RESTAURANTS & LEISURE [1.1%]
   Carnival *                                                  14,300              453
   Darden Restaurants                                          17,000              596
                                                       --------------   --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                           1,049
                                                                        ==============
   HOUSEHOLD DURABLES [1.5%]
   Fortune Brands                                              14,000              605
   Whirlpool                                                   10,000              806
                                                       --------------   --------------
   TOTAL HOUSEHOLD DURABLES                                                      1,411
                                                                        ==============
   HOUSEHOLD PRODUCTS [1.8%]
   Procter & Gamble                                            28,500            1,728
                                                       ==============   ==============
   INDUSTRIAL CONGLOMERATES [1.8%]
   General Electric                                            80,500            1,218
   Tyco International                                          13,600              485
                                                       --------------   --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                                1,703
                                                                        ==============
   INSURANCE [7.6%]
   ACE                                                         24,600            1,240
   Aflac                                                       16,000              740
   Allstate                                                    17,000              511
   Assurant                                                    14,800              436
   Chubb                                                       20,000              983
   MetLife                                                     38,406            1,358
   Travelers                                                   27,000            1,346
   Unum Group                                                  30,000              586
                                                       --------------   --------------
   TOTAL INSURANCE                                                               7,200
                                                                        ==============
   INTERNET SOFTWARE & SERVICES [0.1%]
   AOL *                                                        2,539               59
                                                       ==============   ==============
   IT SERVICES [0.3%]
   Western Union                                               16,000              302
                                                       ==============   ==============
   MACHINERY [1.3%]
   Caterpillar                                                 10,600              604
   Eaton                                                        3,900              248
   Parker Hannifin                                              7,700              415
                                                       --------------   --------------
   TOTAL MACHINERY                                                               1,267
                                                                        ==============
   MEDIA [3.5%]
   CBS, Cl B                                                   31,250              439
   Comcast, Cl A                                               48,200              813
   Omnicom Group                                               14,700              575
   Time Warner                                                 27,933              814

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   Viacom, Cl B *                                              23,000   $          684
                                                       --------------   --------------
   TOTAL MEDIA                                                                   3,325
                                                                        ==============
   MULTILINE RETAIL [0.8%]
   Target                                                      15,500              750
                                                       ==============   ==============
   MULTI-UTILITIES [2.6%]
   PG&E                                                        20,300              906
   Public Service Enterprise Group                             22,100              735
   Sempra Energy                                               14,000              784
                                                       --------------   --------------
   TOTAL MULTI-UTILITIES                                                         2,425
                                                                        ==============
   OIL, GAS & CONSUMABLE FUELS [9.9%]
   Apache                                                       6,000              619
   Chevron                                                     38,240            2,944
   ConocoPhillips                                              31,580            1,613
   Exxon Mobil                                                 41,000            2,796
   Occidental Petroleum                                        17,500            1,423
                                                       --------------   --------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                             9,395
                                                                        ==============
   PAPER & FOREST PRODUCTS [0.6%]
   MeadWestvaco                                                20,400              584
                                                       ==============   ==============
   PHARMACEUTICALS [5.7%]
   Abbott Laboratories                                         21,700            1,172
   Bristol-Myers Squibb                                        36,000              909
   Eli Lilly                                                   16,000              571
   Merck                                                       23,100              844
   Pfizer                                                     104,000            1,892
                                                       --------------   --------------
   TOTAL PHARMACEUTICALS                                                         5,388
                                                                        ==============
   ROAD & RAIL [2.9%]
   CSX                                                         24,400            1,183
   Norfolk Southern                                            12,600              660
   Union Pacific                                               14,500              927
                                                       --------------   --------------
   TOTAL ROAD & RAIL                                                             2,770
                                                                        ==============
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.2%]
   Texas Instruments                                           44,900            1,170
                                                       ==============   ==============
   SOFTWARE [0.6%]
   Microsoft                                                   18,500              564
                                                       ==============   ==============
   SPECIALTY RETAIL [2.4%]
   Best Buy                                                    12,200              482
   Lowe's                                                      22,500              526
   RadioShack                                                  21,200              413
   Ross Stores                                                  9,000              384
   Sherwin-Williams                                             8,200              506
                                                       --------------   --------------
   TOTAL SPECIALTY RETAIL                                                        2,311
                                                                        ==============


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Large Cap Value Equity Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   TEXTILES, APPAREL & LUXURY GOODS [1.3%]
   Nike, Cl B                                                  17,900   $        1,183
                                                       ==============   ==============
   WIRELESS TELECOMMUNICATION SERVICES [0.1%]
   Sprint Nextel *                                             20,000               73
                                                       ==============   ==============
      TOTAL COMMON STOCK
         (Cost $93,244)                                                         92,287
                                                                        ==============
CASH EQUIVALENTS [2.5%]
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 0.170% **                     1,249,073            1,249
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.030% **                            1,140,472            1,141
                                                       ==============   ==============
      TOTAL CASH EQUIVALENTS
         (Cost $2,390)                                                           2,390
                                                                        ==============
      TOTAL INVESTMENTS [100.2%]
         (Cost $95,634) +                                               $       94,677
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $94,443 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $95,634 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,566 ($ THOUSANDS) AND $(9,523) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

CL - CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $92,287     $--       $--     $92,287
   CASH EQUIVALENTS                 2,390      --        --       2,390
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $94,677     $--       $--     $94,677
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
COMMON STOCK [98.1%]
   AEROSPACE & DEFENSE [3.4%]
   Boeing                                                       3,900   $          211
   Honeywell International                                      3,200              125
   L-3 Communications Holdings, Cl 3                            3,000              261
   Lockheed Martin                                              3,300              249
   Precision Castparts                                          3,600              397
                                                       --------------   --------------
   TOTAL AEROSPACE & DEFENSE                                                     1,243
                                                                        ==============
   AIR FREIGHT & LOGISTICS [0.7%]
   Expeditors International of Washington                       7,700              267
                                                       ==============   ==============
   BEVERAGES [2.4%]
   Coca-Cola                                                    5,800              331
   PepsiCo                                                      9,400              571
                                                       --------------   --------------
   TOTAL BEVERAGES                                                                 902
                                                                        ==============
   BIOTECHNOLOGY [3.8%]
   Amgen *                                                      4,000              226
   Celgene *                                                    7,000              390
   Genzyme - General Division *                                 6,500              319
   Gilead Sciences *                                           11,400              493
                                                       --------------   --------------
   TOTAL BIOTECHNOLOGY                                                           1,428
                                                                        ==============
   CAPITAL MARKETS [3.6%]
   Franklin Resources                                           4,500              474
   Goldman Sachs Group                                          4,000              675
   T Rowe Price Group                                           3,500              187
                                                       --------------   --------------
   TOTAL CAPITAL MARKETS                                                         1,336
                                                                        ==============
   CHEMICALS [1.6%]
   Monsanto                                                     4,200              343
   Praxair                                                      3,000              241
                                                       --------------   --------------
   TOTAL CHEMICALS                                                                 584
                                                                        ==============
   COMMERCIAL SERVICES & SUPPLIES [1.3%]
   Pitney Bowes                                                 2,100               48
   Republic Services, Cl A                                      7,500              212
   RR Donnelley & Sons                                          9,900              221
                                                       --------------   --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                            481
                                                                        ==============
   COMMUNICATIONS EQUIPMENT [5.7%]
   Cisco Systems *                                             25,000              598
   Harris                                                       7,100              338
   Qualcomm                                                    25,500            1,180
                                                       --------------   --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                                2,116
                                                                        ==============
   COMPUTERS & PERIPHERALS [8.6%]
   Apple *                                                      5,375            1,133
   Hewlett-Packard                                             13,723              707
   IBM                                                         10,200            1,335
                                                       --------------   --------------
   TOTAL COMPUTERS & PERIPHERALS                                                 3,175
                                                                        ==============

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   CONSTRUCTION & ENGINEERING [0.8%]
   Fluor                                                        3,500   $          158
   Jacobs Engineering Group *                                   3,700              139
                                                       --------------   --------------
   TOTAL CONSTRUCTION & ENGINEERING                                                297
                                                                        ==============
   CONSUMER FINANCE [0.4%]
   American Express                                             4,000              162
                                                       ==============   ==============
   CONTAINERS & PACKAGING [0.6%]
   Owens-Illinois *                                             7,000              230
                                                       ==============   ==============
   DIVERSIFIED CONSUMER SERVICES [0.3%]
   Apollo Group, Cl A *                                         2,000              121
                                                       ==============   ==============
   DIVERSIFIED FINANCIAL SERVICES [0.6%]
   CME Group, Cl A                                                700              235
                                                       ==============   ==============
   DIVERSIFIED TELECOMMUNICATION SERVICES [2.0%]
   AT&T                                                        27,000              757
                                                       ==============   ==============
   ELECTRIC UTILITIES [0.2%]
   Edison International                                         2,200               77
                                                       ==============   ==============
   ENERGY EQUIPMENT & SERVICES [3.6%]
   Baker Hughes                                                 4,500              182
   ENSCO International                                          5,000              200
   Noble                                                        5,000              203
   Schlumberger                                                11,300              736
                                                       --------------   --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                             1,321
                                                                        ==============
   FOOD & STAPLES RETAILING [1.5%]
   Wal-Mart Stores                                             10,075              539
                                                       ==============   ==============
   FOOD PRODUCTS [1.1%]
   Campbell Soup                                                3,500              119
   Kellogg                                                      5,700              303
                                                       --------------   --------------
   TOTAL FOOD PRODUCTS                                                             422
                                                                        ==============
   HEALTH CARE EQUIPMENT & SUPPLIES
   [3.3%]
   Bard (C.R.)                                                  3,200              249
   Baxter International                                         5,000              294
   Medtronic                                                    3,000              132
   Stryker                                                      7,500              378
   Zimmer Holdings *                                            3,000              177
                                                       --------------   --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                        1,230
                                                                        ==============
   HEALTH CARE PROVIDERS & SERVICES [1.8%]
   DaVita *                                                     3,400              200
   McKesson                                                     3,300              206


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   UnitedHealth Group                                           9,000   $          274
                                                       --------------   --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                          680
                                                                        ==============
   HOUSEHOLD PRODUCTS [4.6%]
   Colgate-Palmolive                                            9,400              772
   Procter & Gamble                                            15,102              916
                                                       --------------   --------------
   TOTAL HOUSEHOLD PRODUCTS                                                      1,688
                                                                        ==============
   INSURANCE [0.8%]
   Aflac                                                        6,600              305
                                                       ==============   ==============
   INTERNET & CATALOG RETAIL [1.2%]
   Amazon.Com *                                                 3,300              444
                                                       ==============   ==============
   INTERNET SOFTWARE & SERVICES [6.8%]
   eBay *                                                      30,575              720
   Google, Cl A *                                               2,500            1,550
   Yahoo! *                                                    15,000              251
                                                       --------------   --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                            2,521
                                                                        ==============
   IT SERVICES [1.3%]
   Cognizant Technology Solutions, Cl A *                       6,700              303
   Western Union                                                9,600              181
                                                       --------------   --------------
   TOTAL IT SERVICES                                                               484
                                                                        ==============
   MACHINERY [2.3%]
   Caterpillar                                                 10,700              610
   Danaher                                                      3,000              225
                                                       --------------   --------------
   TOTAL MACHINERY                                                                 835
                                                                        ==============
   MEDIA [1.7%]
   Comcast, Cl A                                               13,000              219
   DIRECTV, Cl A *                                              4,900              164
   Omnicom Group                                                6,000              235
                                                       --------------   --------------
   TOTAL MEDIA                                                                     618
                                                                        ==============
   METALS & MINING [2.5%]
   Freeport-McMoRan Copper & Gold                               6,000              482
   Newmont Mining                                               5,000              236
   Nucor                                                        4,200              196
                                                       --------------   --------------
   TOTAL METALS & MINING                                                           914
                                                                        ==============
   MULTILINE RETAIL [0.5%]
   Target                                                       4,000              194
                                                       ==============   ==============
   OIL, GAS & CONSUMABLE FUELS [8.5%]
   Apache                                                       3,300              341
   EOG Resources                                                4,900              477
   Exxon Mobil                                                 16,000            1,091
   Hess                                                         2,800              169
   Occidental Petroleum                                         7,000              569
   Southwestern Energy *                                        5,000              241

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   XTO Energy                                                   5,400   $          251
                                                       --------------   --------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                             3,139
                                                                        ==============
   PERSONAL PRODUCTS [0.7%]
   Avon Products                                                8,300              261
                                                       ==============   ==============
   PHARMACEUTICALS [4.4%]
   Abbott Laboratories                                          5,000              270
   Allergan                                                     3,600              227
   Johnson & Johnson                                           15,464              996
   Merck                                                        4,000              146
                                                       --------------   --------------
   TOTAL PHARMACEUTICALS                                                         1,639
                                                                        ==============
   PROFESSIONAL SERVICES [0.6%]
   Robert Half International                                    8,400              225
                                                       ==============   ==============
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT
   [2.1%]
   Intel                                                       14,000              286
   MEMC Electronic Materials *                                  9,500              129
   Texas Instruments                                           14,400              375
                                                       --------------   --------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                  790
                                                                        ==============
   SOFTWARE [8.0%]
   Microsoft                                                   62,180            1,896
   Oracle                                                      43,265            1,062
                                                       --------------   --------------
   TOTAL SOFTWARE                                                                2,958
                                                                        ==============
   SPECIALTY RETAIL [2.2%]
   Autozone *                                                   1,800              285
   Best Buy                                                     4,900              193
   GameStop, Cl A *                                             8,100              178
   TJX                                                          4,500              164
                                                       --------------   --------------
   TOTAL SPECIALTY RETAIL                                                          820
                                                                        ==============
   TEXTILES, APPAREL & LUXURY GOODS [2.3%]
   Coach                                                       14,100              515
   Nike, Cl B                                                   5,000              330
                                                       --------------   --------------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                          845
                                                                        ==============
   THRIFTS & MORTGAGE FINANCE [0.3%]
   Hudson City Bancorp                                          8,000              110
                                                       ==============   ==============
      TOTAL COMMON STOCK
         (Cost $33,599)                                                         36,393
                                                                        ==============
CASH EQUIVALENTS [2.0%]
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 0.170% **                       443,139              443


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.030% **                              295,042   $          295
                                                       ==============   ==============
      TOTAL CASH EQUIVALENTS
         (Cost $738)                                                               738
                                                                        ==============
      TOTAL INVESTMENTS [100.1%]
         (Cost $34,337) +                                               $       37,131
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $37,101 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,337 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,735 ($ THOUSANDS) AND $(2,941) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

CL - CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $36,393     $--       $--     $36,393
   CASH EQUIVALENTS                   738      --        --         738
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $37,131     $--       $--     $37,131
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

RCB Small Cap Value Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
COMMON STOCK [93.4%]
   CHEMICALS [7.6%]
   Nalco Holding                                               21,800   $          556
   Spartech                                                   116,900            1,200
                                                       --------------   --------------
   TOTAL CHEMICALS                                                               1,756
                                                                        ==============
   COMMERCIAL BANKS [4.4%]
   TCF Financial                                               36,600              498
   Wilmington Trust                                            42,300              522
                                                       --------------   --------------
   TOTAL COMMERCIAL BANKS                                                        1,020
                                                                        ==============
   CONSTRUCTION MATERIALS [1.9%]
   Eagle Materials                                             17,000              443
                                                       ==============   ==============
   DIVERSIFIED CONSUMER SERVICES [1.7%]
   Coinstar *                                                  14,300              397
                                                       ==============   ==============
   FOOD PRODUCTS [4.4%]
   Ralcorp Holdings *                                          17,200            1,027
                                                       ==============   ==============
   FOOD, BEVERAGE & TOBACCO [2.2%]
   Universal                                                   11,300              515
                                                       ==============   ==============
   HOTELS, RESTAURANTS & LEISURE [4.6%]
   Wendy's/Arby's Group, Cl A                                 228,739            1,073
                                                       ==============   ==============
   HOUSEHOLD PRODUCTS [6.2%]
   Central Garden & Pet, Cl A *                                98,500              979
   Scotts Miracle-Gro, Cl A                                    11,900              468
                                                       --------------   --------------
   TOTAL HOUSEHOLD PRODUCTS                                                      1,447
                                                                        ==============
   INSURANCE [16.1%]
   Alleghany *                                                  3,837            1,059
   First American                                              17,100              566
   Hilltop Holdings *                                          39,500              460
   White Mountains Insurance Group                              5,000            1,663
                                                       --------------   --------------
   TOTAL INSURANCE                                                               3,748
                                                                        ==============
   INTERNET & CATALOG RETAIL [4.1%]
   Liberty Media - Interactive, Ser A *                        87,900              953
                                                       ==============   ==============
   INTERNET SOFTWARE & SERVICES [4.1%]
   United Online                                              131,900              948
                                                       ==============   ==============
   IT SERVICES [2.2%]
   Global Cash Access Holdings *                               67,100              503
                                                       ==============   ==============
   LIFE SCIENCES TOOLS & SERVICES [3.9%]
   PerkinElmer                                                 43,600              898
                                                       ==============   ==============
   MACHINERY [10.7%]
   Actuant, Cl A                                               52,900              980
   Altra Holdings *                                            40,200              496

                                                         Shares/Face
Description                                             Amount (000)      Value (000)
-----------                                            --------------   --------------
   Crane                                                       17,700   $          542
   IDEX                                                        15,400              480
                                                       --------------   --------------
   TOTAL MACHINERY                                                               2,498
                                                                        ==============
   MEDIA [9.1%]
   Liberty Media - Capital, Ser A *                            48,102            1,149
   Washington Post, Cl B                                        2,200              967
                                                       --------------   --------------
   TOTAL MEDIA                                                                   2,116
                                                                        ==============
   REAL ESTATE INVESTMENT TRUSTS [4.2%]
   Chimera Investment                                         251,000              974
                                                       ==============   ==============
   SOFTWARE [4.1%]
   Fair Isaac                                                  25,700              548
   PLATO Learning *                                            92,400              403
                                                       --------------   --------------
   TOTAL SOFTWARE                                                                  951
                                                                        ==============
   SPECIALTY RETAIL [1.9%]
   Syms *                                                      60,000              434
                                                       ==============   ==============
      TOTAL COMMON STOCK
         (Cost $17,836)                                                         21,701
                                                                        ==============
REPURCHASE AGREEMENT (A) [6.3%]
   Morgan Stanley 0.010%, dated 12/31/09, to be
      repurchased on 01/04/10, repurchase price
      $1,458,349 (collaterized by a U.S. Treasury
      Bond par value $1,498,286, 3.000% , 09/30/16;
      with total market value $1,487,517)              $        1,458            1,458
                                                       ==============   ==============
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,458)                                                           1,458
                                                                        ==============
      TOTAL INVESTMENTS [99.7%]
         (Cost $19,294) +                                               $       23,159
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $23,218 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,294 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,104 ($ THOUSANDS) AND $(2,239) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

(A)  TRI-PARTY REPURCHASE AGREEMENT

CL - CLASS

SER - SERIES


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

RCB Small Cap Value Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $21,701    $   --     $--     $21,701
   REPURCHASE AGREEMENT                --     1,458      --       1,458
                                  -------    ------     ---     -------
TOTAL INVESTMENTS IN SECURITIES   $21,701    $1,458     $--     $23,159
                                  =======    ======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Opportunistic Value Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
COMMON STOCK [97.9%]
   BEVERAGES [2.4%]
   PepsiCo                                                      7,200   $          438
                                                       ==============   ==============
   CHEMICALS [2.2%]
   Potash Corp of Saskatchewan                                  3,800              412
                                                       ==============   ==============
   COMMERCIAL BANKS [6.5%]
   BB&T                                                         6,200              157
   M&T Bank                                                     4,000              268
   US Bancorp                                                  27,200              612
   Wells Fargo                                                  6,000              162
                                                       --------------   --------------
   TOTAL COMMERCIAL BANKS                                                        1,199
                                                                        ==============
   COMMERCIAL SERVICES & SUPPLIES [0.9%]
   Avery Dennison                                               4,500              164
                                                       ==============   ==============
   COMMUNICATIONS EQUIPMENT [2.4%]
   Nokia, ADR                                                  34,500              443
                                                       ==============   ==============
   COMPUTERS & PERIPHERALS [2.5%]
   Dell *                                                      32,600              468
                                                       ==============   ==============
   CONTAINERS & PACKAGING [3.5%]
   Crown Holdings *                                            12,100              309
   Sealed Air                                                  15,600              341
                                                       --------------   --------------
   TOTAL CONTAINERS & PACKAGING                                                    650
                                                                        ==============
   DISTRIBUTORS [1.4%]
   Genuine Parts                                                7,000              266
                                                       ==============   ==============
   DIVERSIFIED FINANCIAL SERVICES [3.5%]
   IntercontinentalExchange *                                   2,700              303
   Nasdaq OMX Group *                                          17,100              339
                                                       --------------   --------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                            642
                                                                        ==============
   DIVERSIFIED TELECOMMUNICATION SERVICES [1.0%]
   AT&T                                                         6,400              179
                                                       ==============   ==============
   ELECTRICAL EQUIPMENT [2.2%]
   Baldor Electric                                             14,400              404
                                                       ==============   ==============
   ENERGY EQUIPMENT & SERVICES [5.6%]
   Exterran Holdings *                                         21,600              463
   Unit *                                                      13,400              570
                                                       --------------   --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                             1,033
                                                                        ==============
   FOOD & STAPLES RETAILING [4.4%]
   SUPERVALU                                                   28,400              361

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   Walgreen                                                    12,000   $          441
                                                       --------------   --------------
   TOTAL FOOD & STAPLES RETAILING                                                  802
                                                                        ==============
   FOOD PRODUCTS [1.6%]
   Del Monte Foods                                             25,900              294
                                                       ==============   ==============
   HEALTH CARE EQUIPMENT & SUPPLIES [3.1%]
   Covidien                                                    11,900              570
                                                       ==============   ==============
   HEALTH CARE PROVIDERS & SERVICES [9.8%]
   Laboratory Corp of America Holdings *                        5,200              389
   McKesson                                                     7,300              456
   Patterson *                                                 13,500              378
   Quest Diagnostics                                            9,700              586
                                                       --------------   --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                        1,809
                                                                        ==============
   HOTELS, RESTAURANTS & LEISURE [1.1%]
   Wendy's/Arby's Group, Cl A                                  41,600              195
                                                       ==============   ==============
   INDUSTRIAL CONGLOMERATES [3.3%]
   Tyco International                                          17,000              607
                                                       ==============   ==============
   INSURANCE [7.8%]
   Chubb                                                       10,500              516
   HCC Insurance Holdings                                      21,400              599
   Unum Group                                                  16,000              312
                                                       --------------   --------------
   TOTAL INSURANCE                                                               1,427
                                                                        ==============
   INTERNET SOFTWARE & SERVICES [0.1%]
   AOL *                                                        1,015               24
                                                       ==============   ==============
   LEISURE EQUIPMENT & PRODUCTS [1.0%]
   Mattel                                                       9,300              186
                                                       ==============   ==============
   LIFE SCIENCES TOOLS & SERVICES [1.5%]
   Pharmaceutical Product Development                          11,800              277
                                                       ==============   ==============
   MACHINERY [2.1%]
   AGCO *                                                      11,800              382
                                                       ==============   ==============
   MEDIA [1.8%]
   Time Warner                                                 11,166              325
                                                       ==============   ==============
   METALS & MINING [2.9%]
   Cliffs Natural Resources                                    11,600              535
                                                       ==============   ==============
   OIL, GAS & CONSUMABLE FUELS [10.2%]
   Chesapeake Energy                                           12,200              316
   ConocoPhillips                                               5,000              255
   Newfield Exploration *                                       9,300              448
   Southwestern Energy *                                        8,400              405
   Spectra Energy                                              13,300              273


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Opportunistic Value Fund

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
   Valero Energy                                               10,500   $          176
                                                       --------------   --------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                             1,873
                                                                        ==============
   PHARMACEUTICALS [3.7%]
   Bristol-Myers Squibb                                         7,500              189
   Mylan *                                                     26,100              481
                                                       --------------   --------------
   TOTAL PHARMACEUTICALS                                                           670
                                                                        ==============
   REAL ESTATE MANAGEMENT & DEVELOPMENT [2.9%]
   Brookfield Asset Management, Cl A                           23,700              526
                                                       ==============   ==============
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.0%]
   Applied Materials                                           26,000              362
                                                       ==============   ==============
   SOFTWARE [4.5%]
   Microsoft                                                    7,500              229
   Symantec *                                                  33,000              590
                                                       --------------   --------------
   TOTAL SOFTWARE                                                                  819
                                                                        ==============
         TOTAL COMMON STOCK
         (Cost $12,628)                                                         17,981
                                                                        ==============
CASH EQUIVALENT [2.0%]
      First American Prime Obligations Fund,
         Cl Y, 0.000% **                                      376,006              376
                                                       ==============   ==============
      TOTAL CASH EQUIVALENT
         (Cost $376)                                                               376
                                                                        ==============
      TOTAL INVESTMENTS [99.9%]
         (Cost $13,004) +                                               $       18,357
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $18,369 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,004 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,478 ($ THOUSANDS) AND $(125) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $17,981     $--       $--     $17,981
   CASH EQUIVALENT                    376      --        --         376
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $18,357     $--       $--     $18,357
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Multi-Asset Fund

                                                         Shares/Face
Description                                             Amount (000)      Value (000)
-----------                                            --------------   --------------
EXCHANGE TRADED FUNDS [51.6%]
   iShares Barclays 1-3 Year Credit Bond Fund                  18,829   $        1,958
   iShares MSCI EAFE Index Fund                                24,072            1,331
   iShares S&P MidCap 400 Index Fund                           18,367            1,330
   SPDR S&P 500 Fund, Ser 1                                    31,209            3,478
   Vanguard Emerging Markets ETF                               37,149            1,523
   Vanguard Small Cap Growth ETF                               13,196              790
   Vanguard Small Cap Value ETF                                13,641              743
   Vanguard Value ETF                                          55,504            2,650
                                                       ==============   ==============
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $12,403)                                                         13,803
                                                                        ==============
AFFILIATED INVESTMENT FUNDS [24.1%]
   CNI Corporate Bond Fund, Institutional Class               208,566            2,200
   CNI Government Bond Fund, Institutional Class              163,336            1,712
   Oppenheimer International Bond Fund, Class A               395,230            2,530
                                                       ==============   ==============
      TOTAL AFFILIATED INVESTMENT FUNDS
         (Cost $6,479)                                                           6,442
                                                                        ==============
REGISTERED INVESTMENT COMPANIES [7.2%]
   Alpine International Real Estate Equity Fund                39,587              899
   Cohen & Steers International Realty Fund, Inc.              97,581            1,026
                                                       ==============   ==============
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,779)                                                           1,925
                                                                        ==============
U.S. GOVERNMENT AGENCY OBLIGATION [2.8%]
   FNMA (A)
      0.174%, 07/13/10                                 $          750              750
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $750)                                                               750
                                                                        ==============
MUNICIPAL BOND [2.6%]
   CALIFORNIA [2.6%]
   State of California, Sub-Ser A-2, RAN
      3.000%, 06/23/10                                            700              705
                                                       ==============   ==============
      TOTAL MUNICIPAL BOND
         (Cost $705)                                                               705

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
CASH EQUIVALENT [11.8%]
   Goldman Sachs Financial Square Funds -
      Government Fund. 0.030% *                           3,171,284     $        3,171
                                                       ==============   ==============
      TOTAL CASH EQUIVALENT
         (Cost $3,171)                                                           3,171
                                                                        ==============
      TOTAL INVESTMENTS [100.1%]
         (Cost $25,287) +                                               $       26,796
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $26,770 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,287 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,635 ($ THOUSANDS) AND $(126) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

EAFE - EUROPE AUSTRALASIA AND FAR EAST
ETF  - EXCHANGE TRADED FUND
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL
RAN  - REVENUE ANTICIPATION NOTE
S&P  - STANDARD & POOR'S
SER  - SERIES
SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                     LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                     -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   EXCHANGE TRADED FUNDS             $13,803    $   --     $--     $13,803
   AFFILIATED INVESTMENT FUNDS         6,442        --      --       6,442
   REGISTERED INVESTMENT COMPANIES     1,925        --      --       1,925
   U.S. GOVERNMENT AGENCY
      OBLIGATION                          --       750      --         750
   MUNICIPAL BOND                         --       705      --         705
   CASH EQUIVALENT                     3,171        --      --       3,171
                                     -------    ------     ---     -------
TOTAL INVESTMENTS IN SECURITIES      $25,341    $1,455     $--     $26,796
                                     =======    ======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Corporate Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
CORPORATE BONDS [87.8%]
   APPLICATIONS SOFTWARE [2.1%]
   Microsoft
      4.200%, 06/01/19                                 $        2,000   $        1,997
                                                       ==============   ==============
   BANKS [15.6%]
   ANZ National Int'l (A)
      3.250%, 04/02/12                                          2,000            2,060
   Barclays Bank
      6.050%, 12/04/17 (A)                                      1,000            1,018
      5.000%, 09/22/16                                          1,750            1,788
   Deutsche Bank
      7.250%, 10/15/11                                            500              532
   JPMorgan Chase Bank
      6.000%, 10/01/17                                          1,000            1,071
   PNC Funding, FDIC Insured
      1.875%, 06/22/11                                          1,150            1,162
   US Bank
      6.375%, 08/01/11                                          1,485            1,596
   Wachovia Bank
      4.800%, 11/01/14                                          3,270            3,343
   Wells Fargo, FDIC Insured
      3.000%, 12/09/11                                          2,200            2,271
                                                       --------------   --------------
   TOTAL BANKS                                                                  14,841
                                                                        ==============
   CHEMICALS [1.1%]
   Dow Chemical
      8.550%, 05/15/19                                            835              996
                                                       ==============   ==============
   COMMUNICATION & MEDIA [3.8%]
   AOL Time Warner
      6.750%, 04/15/11                                            415              440
   Comcast Cable Communications Holdings
      8.375%, 03/15/13                                            160              184
   News America Holdings
      9.250%, 02/01/13                                            475              554
   Time Warner Entertainment
      8.375%, 03/15/23                                            775              918
   Walt Disney, MTN
      5.700%, 07/15/11                                          1,395            1,487
                                                       --------------   --------------
   TOTAL COMMUNICATION & MEDIA                                                   3,583
                                                                        ==============
   COMPUTER SYSTEM DESIGN & SERVICES [6.2%]
   Cisco Systems
      5.500%, 02/22/16                                          1,250            1,372
   Dell
      5.625%, 04/15/14                                          1,000            1,090
   Hewlett-Packard
      6.125%, 03/01/14                                          1,475            1,648
   International Business Machines
      7.625%, 10/15/18                                          1,500            1,832
                                                       --------------   --------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                       5,942
                                                                        ==============

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   DIVERSIFIED OPERATIONS [0.6%]
   3M, MTN
      4.375%, 08/15/13                                 $          500   $          538
                                                       ==============   ==============
   DRUGS [2.4%]
   Wyeth
      6.950%, 03/15/11                                          2,170            2,318
                                                       ==============   ==============
   ELECTRIC UTILITIES [1.0%]
   Exelon
      4.900%, 06/15/15                                            889              917
                                                       ==============   ==============
   ELECTRICAL SERVICES [2.1%]
   Alabama Power
      4.850%, 12/15/12                                          1,430            1,532
   American Electric Power
      5.250%, 06/01/15                                            490              507
                                                       --------------   --------------
   TOTAL ELECTRICAL SERVICES                                                     2,039
                                                                        ==============
   FINANCE AUTO LOANS [3.0%]
   American Honda Finance, MTN (A)
      5.125%, 12/15/10                                          1,000            1,032
   Toyota Motor Credit
      4.350%, 12/15/10                                          1,800            1,864
                                                       --------------   --------------
   TOTAL FINANCE AUTO LOANS                                                      2,896
                                                                        ==============
   FINANCIAL SERVICES [10.5%]
   AXA Financial
      7.750%, 08/01/10                                          1,000            1,038
   Boeing Capital
      6.500%, 02/15/12                                            930            1,017
   CME Group
      5.400%, 08/01/13                                             95              102
   General Electric Capital, FDIC Insured
      2.200%, 06/08/12                                          2,805            2,844
   General Electric Capital, Ser A, MTN
      6.875%, 11/15/10                                            250              264
      6.000%, 06/15/12                                          2,180            2,350
   HSBC Finance
      5.250%, 04/15/15                                          1,250            1,299
   National Rural Utilities, Ser C, MTN
      7.250%, 03/01/12                                          1,000            1,099
                                                       --------------   --------------
   TOTAL FINANCIAL SERVICES                                                     10,013
                                                                        ==============
   FOOD, BEVERAGE & TOBACCO [4.2%]
   Anheuser-Busch
      7.500%, 03/15/12                                            665              735
   Bottling Group
      5.500%, 04/01/16                                          1,000            1,082
      4.625%, 11/15/12                                          1,435            1,538
   General Mills
      6.000%, 02/15/12                                            560              605
                                                       --------------   --------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                3,960
                                                                        ==============


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Corporate Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   FOREIGN GOVERNMENTS [0.5%]
   United Mexican States, MTN
      5.875%, 01/15/14                                 $          450   $          492
                                                       ==============   ==============
   INSURANCE [1.6%]
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                          1,475            1,477
                                                       ==============   ==============
   INVESTMENT BANKER/BROKER DEALER [12.4%]
   Citigroup
      5.850%, 08/02/16                                          1,000              979
      5.500%, 02/15/17                                            250              236
   Citigroup Funding, FDIC Insured
      2.250%, 12/10/12                                          2,500            2,520
   Credit Suisse
      5.500%, 08/15/13                                          1,250            1,358
   Goldman Sachs Group
      5.625%, 01/15/17                                          1,760            1,798
   Jefferies Group
      8.500%, 07/15/19                                            665              727
   JPMorgan Chase, FDIC Insured
      6.750%, 02/01/11                                            500              527
   Merrill Lynch
      6.050%, 05/16/16                                          2,025            2,043
   Morgan Stanley
      6.750%, 04/15/11                                             30               32
      5.300%, 03/01/13                                          1,530            1,613
                                                       --------------   --------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                        11,833
                                                                        ==============
   MULTI-LINE INSURANCE [1.8%]
   MetLife
      7.717%, 02/15/19                                          1,490            1,751
                                                       ==============   ==============
   PETROLEUM & FUEL PRODUCTS [4.5%]
   ConocoPhillips
      4.750%, 02/01/14                                          1,400            1,503
   ConocoPhillips Canada Funding I
      5.625%, 10/15/16                                            600              651
   Duke Capital
      5.500%, 03/01/14                                            625              657
   Shell International Finance
      3.250%, 09/22/15                                          1,500            1,501
                                                       --------------   --------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                               4,312
                                                                        ==============
   RETAIL [3.3%]
   Home Depot
      5.250%, 12/16/13                                          1,000            1,071
   Kohl's
      6.300%, 03/01/11                                          1,000            1,051
   Kroger
      5.500%, 02/01/13                                            450              481
   Target
      5.875%, 07/15/16                                            500              550
                                                       --------------   --------------
   TOTAL RETAIL                                                                  3,153
                                                                        ==============

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   SECURITY BROKERS & DEALERS [9.0%]
   Bank of America, MTN
      3.125%, 06/15/12                                 $        1,500   $        1,554
   GMAC
      2.200%, 12/19/12                                          4,500            4,528
   JPMorgan Chase
      2.125%, 12/26/12                                          2,500            2,511
                                                       --------------   --------------
   TOTAL SECURITY BROKERS & DEALERS                                              8,593
                                                                        ==============
   TELEPHONES & TELECOMMUNICATIONS [2.1%]
   Deutsche Telekom International Finance
      5.250%, 07/22/13                                            475              504
   New Cingular Wireless Services
      8.125%, 05/01/12                                            400              452
   Verizon Communications
      5.550%, 02/15/16                                          1,000            1,078
                                                       --------------   --------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                         2,034
                                                                        ==============
      TOTAL CORPORATE BONDS
         (Cost $80,368)                                                         83,685
                                                                        ==============
MUNICIPAL BONDS [3.5%]
   CALIFORNIA [2.4%]
   California State, City of Industry, Sales
      Tax Project, RB, NATL
      5.000%, 01/01/12                                            955              965
   Irvine Ranch Water District, RB, ETM
      8.180%, 03/15/14                                          1,200            1,320
                                                       --------------   --------------
   TOTAL CALIFORNIA                                                              2,285
                                                                        ==============
   WISCONSIN [1.1%]
   De Pere, Unified School District, GO, FGIC
      Pre-Refunded @ 100 (B)
      4.500%, 10/01/11                                            995            1,061
                                                       ==============   ==============
      TOTAL MUNICIPAL BONDS
         (Cost $3,302)                                                           3,346
                                                                        ==============
   U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      [3.0%]
   FHLMC REMIC, Ser 2982, Cl NB
      5.500%, 02/15/29                                            428              444
   FHLMC REMIC, Ser R004, Cl A1
      5.125%, 12/15/13                                            476              492
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                            506              516
   FNMA REMIC, Ser 2002-56, Cl MC
      5.500%, 09/25/17                                            576              603
   FNMA REMIC, Ser 2006-B1, Cl AB
      6.000%, 06/25/16                                            142              148
   FNMA REMIC, Ser 2007-B1, Cl BE
      5.450%, 12/25/20                                            661              700
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $2,798)                                                           2,903
                                                                        ==============


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Corporate Bond Fund

                                                         Face Amount
Description                                             (000)/Shares      Value (000)
-----------                                            --------------   --------------
U.S. TREASURY OBLIGATION [0.7%]
   U.S. Treasury Inflation Protection Security
      2.000%, 01/15/14                                 $          585   $          619
                                                       ==============   ==============
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $595)                                                               619
                                                                        ==============
U.S. GOVERNMENT AGENCY OBLIGATION [0.5%]
   FHLMC
      5.500%, 09/15/11                                            460              494
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $479)                                                               494
                                                                        ==============
CASH EQUIVALENT [3.5%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.030% *                             3,315,556            3,316
                                                       ==============   ==============
      TOTAL CASH EQUIVALENT
         (Cost $3,316)                                                           3,316
                                                                        ==============
      TOTAL INVESTMENTS [99.0%]
         (Cost $90,858) +                                               $       94,363
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $95,273 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $90,858 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,635 ($ THOUSANDS) AND $(130) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $4,110(000), REPRESENTING 4.3% OF THE NET ASSETS OF THE FUND.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL    - CLASS
ETM   - ESCROW TO MATURITY
FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MTN   - MEDIUM TERM NOTE
NATL  - NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY
        MUNICIPAL BOND INSURANCE COMPANY 'MBIA')
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                       Level 1   Level 2   Level 3    Total
                                       -------   -------   -------   -------
Investments in Securities
   Corporate Bonds                      $   --   $83,685     $--     $83,685
   Municipal Bonds                          --     3,346      --       3,346
   U.S. Government Mortgage-Backed
      Obligations                           --     2,903      --       2,903
   U.S. Treasury Obligation                 --       619      --         619
   U.S. Government Agency Obligation        --       494      --         494
   Cash Equivalent                       3,316        --      --       3,316
                                        ------   -------     ---     -------
Total Investments in Securities         $3,316   $91,047     $--     $94,363
                                        ======   =======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Government Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [54.4%]
   FHLB
      5.250%, 06/18/14                                 $        4,000   $        4,444
      4.805%, 08/20/15                                         12,958           13,532
      4.000%, 12/30/12 (A)                                      5,000            4,976
      3.250%, 09/12/14                                          7,000            7,110
      3.000%, 10/15/10 (A)                                      4,980            4,973
      1.850%, 12/21/12                                          5,000            4,935
   FHLMC
      2.000%, 12/18/14 (A)                                      5,000            4,899
   FNMA
      4.625%, 05/01/13                                         15,000           15,780
      3.000%, 07/28/14                                          9,380            9,444
      2.900%, 04/07/14                                          8,950            8,929
      2.625%, 12/10/14                                          5,180            5,081
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $84,865)                                                         84,103
                                                                        ==============
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [43.4%]
   FFCB REMIC, Ser 2007-IA2, Cl 1 (B)
      5.220%, 10/21/13                                             73               73
   FFCB REMIC, Ser 2007-IA3, Cl 1 (B)
      5.370%, 09/25/13                                          2,061            2,102
   FFCB REMIC, Ser 2007-IA8, Pool
      FFCB 2007-IA8 1, Cl 1
      4.650%, 01/21/14                                          1,674            1,678
   FHLMC REMIC, Ser R002, Cl AH
      4.750%, 07/15/15                                            955              976
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                          1,227            1,259
   FHLMC REMIC, Ser R004, Cl A1
      5.125%, 12/15/13                                          9,492            9,798
   FHLMC REMIC, Ser R005, Cl AB
      5.500%, 12/15/18                                            676              707
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                          1,000            1,027
   FHLMC REMIC, Ser R009, Cl AK
      5.750%, 12/15/18                                          1,316            1,376
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                          3,018            3,166
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                         10,898           11,449
   FHLMC REMIC, Ser R012, Cl AB
      5.500%, 12/15/20                                          1,061            1,108
   FHLMC REMIC, Ser R013, Cl AB
      6.000%, 12/15/21                                          1,318            1,376
   FHLMC REMIC, Ser R014, Cl AL
      5.500%, 10/15/14                                          6,062            6,182
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                          8,870            9,036
   FHLMC REMIC, Ser R016, Cl AM
      5.125%, 06/15/18                                          3,173            3,307
   FNMA ARM (C)
      4.550%, 03/01/34                                            509              529
   FNMA REMIC, Ser 2005-119, Cl DG
      5.500%, 01/25/36                                            204              202
   FNMA REMIC, Ser R009, Cl AJ
   5.750%, 12/15/18                                             6,212            6,474

                                                         Face Amount
Description                                             (000)/Shares      Value (000)
-----------                                            --------------   --------------
   FNMA REMIC, Ser 2005-25, Cl VH
      5.000%, 04/25/16                                 $        4,213   $        4,461
   GNMA
      8.000%, 08/15/22                                             11               13
      7.500%, 06/15/24                                              6                6
      7.500%, 05/15/26                                              5                6
      7.500%, 04/15/32                                             31               35
      7.000%, 12/15/16                                             12               13
      6.000%, 01/15/29                                             12               13
   GNMA ARM (C)
      3.000%, 08/20/35                                            125              126
      2.625%, 04/20/35                                            555              562
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $66,658)                                                         67,060
                                                                        ==============
CASH EQUIVALENT [2.1%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.030% *                             3,330,495            3,330
                                                       ==============   ==============
         TOTAL CASH EQUIVALENT
            (Cost $3,330)                                                        3,330
                                                                        ==============
         TOTAL INVESTMENTS [99.9%]
            (Cost $154,853) +                                           $      154,493
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $154,645 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $154,853 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $886 ($ THOUSANDS) AND $(1,246) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) STEP BOND - THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2009. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(B)  SECURITY IS FAIR VALUED.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Government Bond Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                        Level 1    Level 2   Level 3     Total
                                        -------   --------   -------   --------
Investments in Securities
   U.S. Government Agency Obligations    $   --   $ 84,103    $   --   $ 84,103
   U.S. Government Mortgage-Backed
      Obligations                            --     64,885     2,175     67,060
   Cash Equivalent                        3,330         --        --      3,330
                                         ------   --------    ------   --------
Total Investments in Securities          $3,330   $148,988    $2,175   $154,493
                                         ======   ========    ======   ========

                                                      Investments in
                                                        Securities
                                                      --------------
Beginning balance as of October 1, 2009                   $2,618
   Accrued discounts/premiums                                 --
   Realized gain/(loss)                                       (1)
   Change in unrealized appreciation/(depreciation)           21
   Net purchases/sales                                      (463)
   Net transfer in and/or out of Level 3                      --
                                                          ------
Ending balance as of December 31, 2009                    $2,175
                                                          ======

FOR INFORMATION ON THE FUND'S POLICY REGARDING THE VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
MUNICIPAL BONDS [97.3%]
   ARIZONA [2.0%]
   Arizona State, School Facilities Board,
      Ser C, COP, FSA
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                                 $          750   $          817
                                                       ==============   ==============
   CALIFORNIA [83.5%]
   Antelope Valley, Unified High School
      District, Ser A, GO, NATL-RE
      Callable 08/01/12 @ 101
      5.000%, 08/01/23                                            250              258
   Azusa, Redevelopment Agency,
      Mortgage-Backed Securities
      Program, Ser A, RB,
      ETM (A)
      6.875%, 10/01/12                                            200              231
   Banning, Financing Authority, Election
      Systems Project, RB, XLCA
      Callable 06/01/17 @ 100
      5.000%, 06/01/22                                            805              805
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, XLCA
      Callable 08/01/11 @ 100
      5.000%, 08/01/14                                            500              512
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, NATL-RE
      FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                            350              353
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                            100              102
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, TA, AMBAC
      Pre-Refunded @ 100 (B)
      5.250%, 12/01/13                                             75               87
   California State, Department of Water
      Resources, Power Supply Project,
      Ser H, RB, FSA
      Callable 05/01/18 @ 100
      5.000%, 05/01/21                                            750              817
   California State, Department of Water
      Resources, Water Systems Project,
      Ser J-2, RB
      7.000%, 12/01/12                                            500              588
   California State, Department of Water
      Resources, Water Systems Project,
      Ser Y, RB, NATL-RE FGIC
      Callable 06/01/13 @ 100
      5.250%, 12/01/19                                            500              540
   California State, Economic Recovery
      Authority, Ser A, GO, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/15                                            500              548

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
California State, Educational Facilities
   Authority, Stanford University
      Project, Ser T-4, RB
      5.000%, 03/15/14                                 $          350   $          403
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                            175              179
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                             10               10
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                             25               26
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 10/01/10                                             20               21
   California State, GO
      Pre-Refunded @ 100 (B)
      5.000%, 02/01/12                                            400              437
   California State, GO
      5.500%, 04/01/19                                            500              540
   California State, Infrastructure &
      Economic Authority, Bay Area Toll
      Bridges Project, Ser A, RB, FSA
      Pre-Refunded @ 100 (B)
      5.250%, 07/01/13                                            125              143
   California State, Public Works Board
      Lease, Department of Corrections
      Project, Ser B, RB, NATL-RE
      Callable 02/04/10 @ 100
      5.000%, 09/01/21                                            100               98
   California State, Public Works Board
      Lease, Department of
      Corrections-Administration Project,
      Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                            155              158
   California State, Public Works Board
      Lease, Department of Mental Health
      Project, Ser A, RB
      5.250%, 06/01/13                                            200              213
   California State, Public Works Board
      Lease, Various University Projects,
      Ser A, RB, NATL-RE
      5.500%, 06/01/14                                            250              269
   Carlsbad, Public Financing Authority,
      Municipal Golf Course Project,
      Ser A, RB, AMBAC
      4.500%, 09/01/16                                            350              390
   Castaic Lake, Water Agency, Water
      Systems Improvement Project,
      Ser A, COP, NATL-RE
      7.000%, 08/01/13                                            300              355
   Corona, Public Financing Authority,
      City Hall Project, Ser B, RB,
      NATL-RE
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                                            350              364
   Culver City, Redevelopment Finance
      Authority, TA, AMBAC
      5.500%, 11/01/14                                             65               67


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Dry Creek, Joint Elementary School
      District, Ser A, GO, FSA
      0.000%, 08/01/11                                 $          200   $          194
   East Bay, Regional Park District, GO
      5.000%, 09/01/13                                            250              283
   Escondido, Union School District,
      Refunding & Financing Project,
      COP, NATL-RE
      4.750%, 07/01/19                                            735              804
   Fresno, Unified School District, Election
      2001 Project, Ser D, GO, NATL-RE
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                                            200              213
   Gilroy, Unified School District, GO,
      NATL-RE FGIC
      Callable 08/01/13 @ 100
      5.250%, 08/01/19                                            800              838
   Golden State, Tobacco Settlement,
      Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                            500              487
   Golden State, Tobacco Settlement,
      Ser A-1, RB
      Pre-Refunded @ 100 (B)
      6.750%, 06/01/13                                            870            1,021
   Golden State, Tobacco Settlement,
      Ser B, RB
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                          1,000            1,133
   Hawthorne, School District, COP, FSA
      Pre-Refunded @ 101 (B)
      6.000%, 11/01/10                                            455              471
   Jefferson Unified High School District,
      Ser A, GO, NATL-RE FGIC
      5.000%, 08/01/14                                            200              220
   Kern, High School District, GO, ETM
      7.100%, 08/01/12                                            290              336
   Long Beach Community College
      District, Ser A, GO
      9.850%, 01/15/13                                            500              602
   Los Angeles County, Metropolitan
      Transportation Authority,
      Proposition C, Ser A, RB,
      NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/16                                            200              216
   Los Angeles County, Sanitation Districts
      Financing Authority, Capital
      Projects
      (District #14), Sub-Ser B, RB,
      NATL-RE FGIC
      3.750%, 10/01/14                                            175              185
   Los Angeles Municipal Improvement,
      Ser E, RB
      5.000%, 09/01/15                                            200              216
   Los Angeles, Department of Water &
      Power, Power Systems Project,
      Ser A, Sub-Ser A-1, RB,
      NATL-RE
      5.000%, 07/01/12                                            665              728

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Los Angeles, Municipal Improvement
      Authority, Central Library Project,
      Ser A, RB, NATL-RE
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                 $          500   $          524
   Los Angeles, Municipal Improvement
      Authority, Central Library Project,
      Ser A, RB, NATL-RE
      5.250%, 06/01/12                                            300              325
   Los Angeles, Ser A, GO, FSA-CR MBIA
      Callable 09/01/12 @ 100
      5.000%, 09/01/20                                            750              792
   Los Angeles, Ser A, GO
      5.000%, 09/01/15                                            175              198
   Los Angeles, Unified School District,
      COP, AMBAC
      5.000%, 10/01/12                                            750              810
   Los Angeles, Unified School District,
      Ser A-1, GO, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                            125              134
   Los Angeles, Wastewater Systems
      Authority, Ser A, RB
      5.000%, 06/01/14                                            750              857
   North Orange County, Community
      College District, Ser A, GO,
      NATL-RE
      Pre-Refunded @ 101 (B)
      5.375%, 08/01/12                                            525              590
   Northern California, Power Agency,
      Hydroelectric Project, Ser A, RB,
      NATL-RE
      Callable 02/04/10 @ 100
      5.125%, 07/01/23                                            750              752
   Northern California, Transmission
      Resource Authority, Ore
      Transmission Project, Ser A, RB,
      NATL-RE
      7.000%, 05/01/13                                            250              270
   Oakley, Civic Center Project, COP
      4.000%, 05/01/12                                            230              241
   Orange County, Public Financing
      Authority, RB, NATL-RE
      5.000%, 07/01/17                                          1,000            1,063
   Orange County, Sanitation District,
      Ser A, COP
      3.000%, 02/01/17                                            500              501
   Oxnard, School District, Election 2006
      Project, Ser A, GO, CIFG
      6.750%, 08/01/11                                            300              327
   Pinole, Redevelopment Agency, Pinole
      Vista Redevelopment Project, TA, FSA
      Callable 02/04/10 @ 101
      5.250%, 08/01/14                                            100              101
   Redwoods, Community College District,
      2004 Election Project, Ser A, GO, NATL-RE
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                            420              435


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Sacramento, City Financing Authority,
      EPA Building Project, Ser A, RB,
      AMBAC
      Callable 02/04/10 @ 100
      4.750%, 05/01/17                                 $          525   $          528
   Sacramento, Municipal Utility District,
      RB, NATL-RE
      Callable 08/15/13 @ 100
      5.000%, 08/15/19                                            500              520
   Sacramento, Municipal Utility District,
      Ser T, RB, NATL-RE FGIC
      Callable 05/15/14 @ 100
      5.250%, 05/15/22                                            805              837
   San Diego, Public Facilities Financing
      Authority, Ser B, RB
      5.000%, 05/15/14                                            750              836
   San Diego, Unified School District,
      Election 1998 Project, Ser D, GO,
      FGIC
      Callable 07/01/12 @ 100
      5.000%, 07/01/27                                            500              541
   San Diego, Unified School District,
      Election 1998 Project, Ser E, GO,
      FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                            100              112
   San Francisco
      (City & County), Public Utilities
      Commission, Ser B, RB
      5.000%, 11/01/19                                            750              836
   San Francisco City & County
      Redevelopment Agency, Ser B, TA,
      NATL-RE FGIC
      Callable 08/01/13 @ 100
      5.250%, 08/01/18                                            600              614
   San Francisco Community College
      District, Ser B, GO, FSA
      Callable 06/15/14 @ 100
      5.000%, 06/15/15                                            200              224
   San Francisco, Bay Area Transit
      Financing Authority, Ser A, RB,
      NATL-RE
      Callable 07/01/15 @ 100
      5.000%, 07/01/24                                            550              577
   San Ysidro, School District, Election
      1997 Project, Ser C, GO, NATL-RE
      6.000%, 08/01/11                                            205              221
   Santa Margarita, Dana Point Authority,
      Ser A, RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                            165              182
   Solano County, COP, NATL-RE
      Pre-Refunded @ 100 (B)
      5.250%, 11/01/12                                            100              112
   Southern California, Metropolitan Water
      District Authority, Ser A, RB
      5.750%, 07/01/21                                            280              328
   Southern Kern, Unified School District,
      Ser A, GO, NATL-RE FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                            220              225
   State of California, Ser B, GO (C)
      4.000%, 07/01/23                                            750              789

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Tamalpais, Unified High School District,
      GO, NATL-RE
      Callable 08/01/11 @ 101
      4.875%, 08/01/17                                 $          100   $          103
   University of California, Multiple
      Purpose Projects, Ser Q, RB, FSA
      Callable 09/01/11 @ 101
      5.000%, 09/01/22                                            500              522
   University of California, Ser B, RB, FSA
      Callable 05/15/13 @ 101
      5.000%, 05/15/20                                            750              795
   University of California, UCLA Medical
      Center Project, Ser B, RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.500%, 05/15/14                                            500              588
                                                       --------------   --------------
   TOTAL CALIFORNIA                                                             33,871
                                                                        ==============
   ILLINOIS [0.8%]
   Cook County Forest Preservation
      District, GO, AMBAC
      Callable 11/15/14 @ 100
      5.250%, 11/15/15                                            300              335
                                                       ==============   ==============
   MISSOURI [0.6%]
   St Louis, Parking Facilities Authority,
      Downtown Parking Facilities
      Project, Sub-Ser A, RB
      Pre-Refunded @ 100 (B)
      6.000%, 02/01/12                                            200              220
                                                       ==============   ==============
   NEW JERSEY [0.9%]
   New Jersey State, Turnpike Authority,
      Ser C, RB, NATL-RE, ETM
      6.500%, 01/01/16                                            315              372
                                                       ==============   ==============
   NEW MEXICO [1.0%]
   Santa Fe, Educational Facilities
      Authority, College of Santa Fe
      Project, RB
      Pre-Refunded @ 100 (B)
      5.750%, 10/01/14                                            350              411
                                                       ==============   ==============
   NEW YORK [2.6%]
   New York City Housing Development,
      Ser F, RB
      Callable 05/01/11 @ 100
      1.950%, 11/01/12                                            500              499
      New York State, Local Assistance
      Correction Authority, Ser E, RB
      6.000%, 04/01/14                                            500              566
                                                       --------------   --------------
   TOTAL NEW YORK                                                                1,065
                                                                        ==============
   SOUTH CAROLINA [2.1%]
   Columbia, Tourism Development Fee
      Pledge Project, COP, AMBAC
      Callable 06/01/13 @ 100
      5.250%, 06/01/16                                            350              372


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Bond Fund

                                                         Face Amount
Description                                             (000)/Shares      Value (000)
-----------                                            --------------   --------------
   South Carolina, Jobs & Economic
      Development Authority, Palmetto
      Health Project, Ser C, RB
      Pre-Refunded @ 100 (B)
      6.875%, 08/01/13                                 $          400   $          476
                                                       --------------   --------------
   TOTAL SOUTH CAROLINA                                                            848
                                                                        ==============
   TEXAS [0.3%]
   San Angelo, Waterworks & Sewer
      System Authority, Refunding &
      Improvements Projects, RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                            100              103
                                                       ==============   ==============
   WASHINGTON [0.9%]
   King County, NJB Properties Project,
      Ser A, RB
      5.000%, 12/01/14                                            325              373
                                                       ==============   ==============
   WEST VIRGINIA [1.3%]
   West Virginia State, Economic
      Development Authority,
      Correctional Juvenile Project, Ser A,
      RB, NATL-RE
      Callable 06/01/12 @ 101
      5.500%, 06/01/17                                            500              523
                                                       ==============   ==============
   PUERTO RICO [1.3%]
   Puerto Rico Sales Tax Financing,
      Sub-Ser A, RB
      4.000%, 08/01/16                                            500              528
                                                       ==============   ==============
      TOTAL MUNICIPAL BONDS
         (Cost $38,604)                                                         39,466
                                                                        ==============
CASH EQUIVALENT [3.1%]
   Federated California Municipal Money
      Market Fund, Cl I, 0.120% *                           1,261,276            1,261
                                                       ==============   ==============
      TOTAL CASH EQUIVALENT
         (Cost $1,261)                                                           1,261
                                                                        ==============
      TOTAL INVESTMENTS [100.4%]
         (Cost $39,865) +                                               $       40,727
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $40,550 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,865 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $981 ($ THOUSANDS) AND $(119) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

AMBAC        - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG         - CDC IXIS FINANCIAL GUARANTEE
CL           - CLASS
COP          - CERTIFICATE OF PARTICIPATION
ETM          - ESCROW TO MATURITY
FGIC         - FINANCIAL GUARANTEE INSURANCE COMPANY
FNMA         - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA          - FINANCIAL SECURITY ASSISTANCE
FSA-CR       - SECURITY IS SECONDARILY GUARANTEED BY FSA
GO           - GENERAL OBLIGATION
MBIA         - MUNICIPAL BOND INSURANCE ASSOCIATION
NATL-RE      - NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MBIA-IL)
NATL-RE FGIC - NATL REINSURES FGIC
RB           - REVENUE BOND
SER          - SERIES
TA           - TAX ALLOCATION
XLCA         - XL CAPITAL ASSURANCE

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   MUNICIPAL BONDS                 $   --   $39,466     $--     $39,466
   CASH EQUIVALENT                  1,261        --      --       1,261
                                   ------   -------     ---     -------
TOTAL INVESTMENTS IN SECURITIES    $1,261   $39,466     $--     $40,727
                                   ======   =======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

High Yield Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
CORPORATE BONDS [97.4%]
   ADVERTISING AGENCIES [1.2%]
   MDC Partners (A)
      11.000%, 11/01/16                                $          450   $          468
                                                       ==============   ==============
   AEROSPACE & DEFENSE [1.6%]
   Esterline Technologies
      7.750%, 06/15/13                                            100              102
   Global Aviation Holdings (A)
      14.000%, 08/15/13                                           300              298
   L-3 Communications
      5.875%, 01/15/15                                            200              200
   Sequa (A)
      13.500%, 12/01/15                                             5                5
                                                       --------------   --------------
   TOTAL AEROSPACE & DEFENSE                                                       605
                                                                        ==============
   AIRLINES [1.6%]
   DAE Aviation Holdings (A)
      11.250%, 08/01/15                                           150              127
   United Airlines
      10.400%, 11/01/16                                           280              295
      9.750%, 01/15/17                                            215              219
                                                       --------------   --------------
   TOTAL AIRLINES                                                                  641
                                                                        ==============
   ATHLETIC EQUIPMENT [0.5%]
   Easton-Bell Sports (A)
      9.750%, 12/01/16                                            190              197
                                                       ==============   ==============
   AUCTION HOUSE/ART DEALER [0.2%]
   Sotheby's
      7.750%, 06/15/15                                            100               95
                                                       ==============   ==============
   AUTO RENT & LEASE [0.9%]
   Avis Budget Car Rental
      7.750%, 05/15/16                                            100               94
   H&E Equipment Services
      8.375%, 07/15/16                                            100              100
   Hertz
      10.500%, 01/01/16                                           150              160
                                                       --------------   --------------
   TOTAL AUTO RENT & LEASE                                                         354
                                                                        ==============
   AUTOMOTIVE [0.5%]
   UCI Holdco (B)
      9.250%, 12/15/13                                            207              176
                                                       ==============   ==============
   AUTOPARTS [0.6%]
   Accuride (C)
      8.500%, 02/01/15                                            150              128
   Asbury Automotive Group
      7.625%, 03/15/17                                            100               94
                                                       --------------   --------------
   TOTAL AUTOPARTS                                                                 222
                                                                        ==============

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   B2B/E-COMMERCE [0.9%]
   GXS Worldwide (A)
      9.750%, 06/15/15                                 $          350   $          344
                                                       ==============   ==============
   BEAUTY PRODUCTS [0.3%]
   Chattem
      7.000%, 03/01/14                                            100              103
                                                       ==============   ==============
   BROADCASTING & CABLE [2.8%]
   Allbritton Communications
      7.750%, 12/15/12                                             72               71
   Atlantic Broadband Finance
      9.375%, 01/15/14                                            100              100
   Barrington Broadcasting Group
      10.500%, 08/15/14                                           100               70
   Bonten Media Acquisition (A)
      9.000%, 06/01/15                                            165               61
   CCH II
      13.500%, 11/30/16                                           220              259
   CSC Holdings
      7.625%, 07/15/18                                            100              103
   Fisher Communications
      8.625%, 09/15/14                                            150              144
   Local TV Finance (A)
      9.250%, 06/15/15                                            110               47
   Newport Television (A)
      13.000%, 03/15/17                                           107               47
   Nexstar Finance Holdings (F)
      11.375%, 04/01/13                                           128               97
   Univision Communications (A)
      12.000%, 07/01/14                                            81               89
                                                       --------------   --------------
   TOTAL BROADCASTING & CABLE                                                    1,088
                                                                        ==============
   BUILDING & CONSTRUCTION [0.1%]
   Esco (A)
      8.625%, 12/15/13                                             50               50
   International Utility Structures (C)(D)
      10.750%, 02/01/08                                           100                1
                                                       --------------   --------------
   TOTAL BUILDING & CONSTRUCTION                                                    51
                                                                        ==============
   CHEMICALS [1.1%]
   Innophos
      8.875%, 08/15/14                                            100              101
   Momentive Performance Materials
      9.750%, 12/01/14                                            100               96
   Polymer Holdings (D)(E)(F)
      18.929%, 07/15/14                                           250              233
                                                       --------------   --------------
   TOTAL CHEMICALS                                                                 430
                                                                        ==============
   COMMERCIAL SERVICES [1.5%]
   ARAMARK
      8.500%, 02/01/15                                            150              154
   DI Finance
      9.500%, 02/15/13                                            150              152
   Iron Mountain
      8.750%, 07/15/18                                            150              156


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

High Yield Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Tube City IMS
      9.750%, 02/01/15                                 $          100   $           97
                                                       --------------   --------------
   TOTAL COMMERCIAL SERVICES                                                       559
                                                                        ==============
   COMPUTER SYSTEM DESIGN & SERVICES [2.1%]
   Activant Solutions
      9.500%, 05/01/16                                            100               94
   Compucom Systems (A)
      12.500%, 10/01/15                                           100              102
   Stream Global Services (A)
      11.250%, 10/01/14                                           400              404
   Terremark Worldwide (A)
      12.000%, 06/15/17                                           200              221
                                                       --------------   --------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                         821
                                                                        ==============
   CONGLOMERATE [0.3%]
   KAR Auction Services
      8.750%, 05/01/14                                            100              103
                                                       ==============   ==============
   CONSUMER PRODUCTS & SERVICES [2.3%]
   Central Garden & Pet
      9.125%, 02/01/13                                            100              101
   Jarden
      7.500%, 05/01/17                                             75               75
   Libbey Glass (B)
      7.484%, 06/01/11                                            100               98
   MSX International (A)
      12.500%, 04/01/12                                           100               70
   Sealy Mattress
      8.250%, 06/15/14                                            200              200
   Southern States Cooperative (A)
      11.000%, 11/01/11                                           200              201
   Steinway Musical Instruments (A)
      7.000%, 03/01/14                                            100               91
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                             50               49
                                                       --------------   --------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                              885
                                                                        ==============
   CONTAINERS & PACKAGING [1.0%]
   Exopack Holding
      11.250%, 02/01/14                                           100              102
   Intertape Polymer US (D)
      8.500%, 08/01/14                                            100               86
   Solo Cup
      8.500%, 02/15/14                                            200              195
                                                       --------------   --------------
   TOTAL CONTAINERS & PACKAGING                                                    383
                                                                        ==============
   DATA PROCESSING/MGMT [1.0%]
   First Data
      9.875%, 09/24/15                                            400              373
                                                       ==============   ==============
   DISTRIBUTION/WHOLESALE [2.4%]
   Intcomex (A)
      13.250%, 12/15/14                                           500              489

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   VWR Funding
      10.250%, 07/15/15                                $          400   $          416
                                                       --------------   --------------
   TOTAL DISTRIBUTION/WHOLESALE                                                    905
                                                                        ==============
   DIVERSIFIED OPERATIONS [0.5%]
   Trinity Industries
      6.500%, 03/15/14                                            200              201
                                                       ==============   ==============
   ELECTRIC UTILITIES [5.1%]
   AES
      8.000%, 10/15/17                                            100              103
      8.000%, 06/01/20                                             50               51
   CMS Energy
      8.750%, 06/15/19                                             50               55
      6.875%, 12/15/15                                            150              150
   Edison Mission Energy
      7.200%, 05/15/19                                            150              114
      7.000%, 05/15/17                                            350              276
   Energy Future Holdings
      10.875%, 11/01/17                                           250              204
   ESI Tractebel Acquisition, Ser B
      7.990%, 12/30/11                                             35               35
   Mirant North America
      7.375%, 12/31/13                                            150              148
   NRG Energy
      7.375%, 02/01/16                                            100              100
   PNM Resources
      9.250%, 05/15/15                                            100              105
   RRI Energy
      7.625%, 06/15/14                                            200              198
   Sierra Pacific Resources
      8.625%, 03/15/14                                             70               73
   United Maritime Group (A)
      11.750%, 06/15/15                                           350              351
                                                       --------------   --------------
   TOTAL ELECTRIC UTILITIES                                                      1,963
                                                                        ==============
   ENTERPRISE SOFTWARE/SERV [1.1%]
   JDA Software Group (A)
      8.000%, 12/15/14                                            400              408
                                                                        ==============
   ENTERTAINMENT & GAMING [9.5%]
   AMC Entertainment
      11.000%, 02/01/16                                           100              104
   CCM Merger (A)
      8.000%, 08/01/13                                            175              142
   Choctaw Resort Development
      Enterprise (A)
      7.250%, 11/15/19                                            182              121
   Chukchansi Economic Development
      Authority (A)
      8.000%, 11/15/13                                            250              182
   Circus & Eldorado Joint Venture/Silver
      Legacy Capital
      10.125%, 03/01/12                                           150              133
   Harrah's Operating
      10.750%, 02/01/16                                           250              204
   Harrahs Operating Escrow (A)
      11.250%, 06/01/17                                           250              262


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

High Yield Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Indianapolis Downs & Capital (A)
      11.000%, 11/01/12                                $          100   $           65
   Inn of the Mountain Gods Resort &
      Casino (C)
      12.000%, 11/15/10                                           150               62
   Isle of Capri Casinos
      7.000%, 03/01/14                                            112              100
   Jacobs Entertainment
      9.750%, 06/15/14                                             75               70
   Mashantucket Western Pequot
      Tribe (A)(C)
      8.500%, 11/15/15                                            170               42
   MGM Mirage
      8.500%, 09/15/10                                            200              199
      6.750%, 09/01/12                                            100               89
   Mohegan Tribal Gaming Authority
      7.125%, 08/15/14                                            100               68
   Penn National Gaming (A)
      8.750%, 08/15/19                                            250              256
   River Rock Entertainment Authority
      9.750%, 11/01/11                                            450              424
   San Pasqual Casino (A)
      8.000%, 09/15/13                                            100               93
   Scientific Games
      6.250%, 12/15/12                                            100               98
   Seminole Hard Rock
      Entertainment (A)(B)
      2.754%, 03/15/14                                            100               82
   Seneca Gaming
      7.250%, 05/01/12                                            200              195
   Shingle Springs Tribal Gaming
      Authority (A)
      9.375%, 06/15/15                                            100               76
   Snoqualmie Entertainment
      Authority (A)(B)
      4.680%, 02/01/14                                            100               49
   Speedway Motorsports
      6.750%, 06/01/13                                            100              100
   Tunica-Biloxi Gaming Authority (A)
      9.000%, 11/15/15                                            125              113
   Vail Resorts
      6.750%, 02/15/14                                            100               99
   Waterford Gaming (A)
      8.625%, 09/15/14                                             77               42
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                            175              169
                                                       --------------   --------------
   TOTAL ENTERTAINMENT & GAMING                                                  3,639
                                                                        ==============
   FINANCIAL SERVICES [1.7%]
   GMAC
      6.750%, 12/01/14                                            425              403
   Pinnacle Foods Finance (A)
      9.250%, 04/01/15                                            250              254
                                                       --------------   --------------
   TOTAL FINANCIAL SERVICES                                                        657
                                                                        ==============
   FOOD, BEVERAGE & TOBACCO [1.9%]
   Beverages & More (A)
      9.250%, 03/01/12                                            100              100
   Constellation Brands
      8.375%, 12/15/14                                            150              160

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Leiner Health Products (C)
      11.000%, 06/01/12                                $          100   $           --
   Le-Nature's (C)(D)
      9.000%, 06/15/13                                            150               22
   National Beef Packing
      10.500%, 08/01/11                                            42               42
   Smithfield Foods
      10.000%, 07/15/14 (A)                                       243              264
      7.000%, 08/01/11                                            150              149
                                                       --------------   --------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                  737
                                                                        ==============
   GAS/NATURAL GAS [0.4%]
   El Paso
      7.000%, 06/15/17                                            150              149
                                                       ==============   ==============
   HOTELS AND MOTELS [0.4%]
   Wyndham Worldwide
      6.000%, 12/01/16                                            150              140
                                                       ==============   ==============
   INSURANCE [3.3%]
   National Life Insurance (A)
      10.500%, 09/15/39                                           150              156
   Protective Life
      8.450%, 10/15/39                                            225              217
   Torchmark
      9.250%, 06/15/19                                            550              620
   USI Holdings
      9.750%, 05/15/15 (A)                                        207              189
      4.148%, 11/15/14 (A)(B)                                     125              103
                                                       --------------   --------------
   TOTAL INSURANCE                                                               1,285
                                                                        ==============
   INVESTMENT BANKER/BROKER DEALER [1.2%]
   Nuveen Investments (D)
      10.500%, 11/15/15                                           500              454
                                                       ==============   ==============
   INVESTMENT COMPANIES [2.0%]
   Allied Capital
      6.625%, 07/15/11 (D)                                        715              677
      6.000%, 04/01/12                                            100               90
                                                       --------------   --------------
   TOTAL INVESTMENT COMPANIES                                                      767
                                                                        ==============
   MACHINERY [2.5%]
   Baldor Electric
      8.625%, 02/15/17                                            125              128
   Case New Holland
      7.125%, 03/01/14                                            100              101
   CPM Holdings (A)
      10.625%, 09/01/14                                           130              137
   Douglas Dynamics (A)
      7.750%, 01/15/12                                            440              414
   Terex
      8.000%, 11/15/17                                             75               72
      7.375%, 01/15/14                                            100              101
                                                       --------------   --------------
   TOTAL MACHINERY                                                                 953
                                                                        ==============


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

High Yield Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   MEDICAL PRODUCTS & SERVICES [2.9%]
   Apria Healthcare Group (A)
      12.375%, 11/01/14                                $          200   $          220
   Bio-Rad Laboratories
      7.500%, 08/15/13                                            100              102
   Community Health Systems
      8.875%, 07/15/15                                            150              155
   HCA
      9.250%, 11/15/16                                             50               54
      5.750%, 03/15/14                                            100               94
   Omnicare
      6.750%, 12/15/13                                            150              147
   Talecris Biotherapeutics Holdings (A)
      7.750%, 11/15/16                                            250              254
   Vanguard Health Holding II
      9.000%, 10/01/14                                            100              104
                                                       --------------   --------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                             1,130
                                                                        ==============
   METALS & MINING [0.7%]
   Noranda Aluminium Acquisition (B)
      5.274%, 05/15/15                                            160              124
   Novelis
      7.250%, 02/15/15                                            150              143
                                                       --------------   --------------
   TOTAL METALS & MINING                                                           267
                                                                        ==============
   MISCELLANEOUS BUSINESS SERVICES [1.3%]
   Affinion Group
      11.500%, 10/15/15                                           100              105
   Carriage Services
      7.875%, 01/15/15                                            200              190
   Lamar Media
      6.625%, 08/15/15                                            100               96
   MCBC Holdings (A)
      0.000%, 10/15/14                                             50                9
   Stewart Enterprises
      6.250%, 02/15/13                                            100               97
                                                       --------------   --------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                           497
                                                                        ==============
   MISCELLANEOUS MANUFACTURING [2.0%]
   AGY Holding
      11.000%, 11/15/14                                           100               82
   Buffalo Thunder Development
      Authority (A)(C)
      9.375%, 12/15/14                                             75               13
   CEVA Group (A)
      11.625%, 10/01/16                                           250              256
   Coleman Cable
      9.875%, 10/01/12                                            300              301
   General Cable
      7.125%, 04/01/17                                            100               98
                                                       --------------   --------------
   TOTAL MISCELLANEOUS MANUFACTURING                                               750
                                                                        ==============
   MOTION PICTURES AND SERVICES [1.0%]
   Lions Gate Entertainment (A)
      10.250%, 11/01/16                                           400              396
                                                       ==============   ==============

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   MULTI-LINE INSURANCE [0.5%]
   Unitrin
      6.000%, 05/15/17                                 $          195   $          173
                                                       --------------   --------------
   OIL-FIELD SERVICES [0.5%]
   Aquilex Holdings (A)
      11.125%, 12/15/16                                           210              209
                                                       ==============   ==============
   PAPER & RELATED PRODUCTS [0.8%]
   Appleton Papers (A)
      11.250%, 12/15/15                                            62               52
   Domtar
      7.125%, 08/15/15                                            150              151
   Verso Paper Holdings
      9.125%, 08/01/14                                            100               96
                                                       --------------   --------------
   TOTAL PAPER & RELATED PRODUCTS                                                  299
                                                                        ==============
   PETROLEUM & FUEL PRODUCTS [10.0%]
   Atlas Energy Operating
      12.125%, 08/01/17                                           200              227
   Atlas Pipeline Partners
      8.125%, 12/15/15                                            200              177
   Bill Barrett
      9.875%, 07/15/16                                            250              266
   Chesapeake Energy
      6.875%, 01/15/16                                            100              100
      6.250%, 01/15/18                                            100               96
   Clayton Williams Energy
      7.750%, 08/01/13                                            150              132
   Copano Energy
      7.750%, 06/01/18                                            100              100
   Dynegy Holdings
      8.375%, 05/01/16                                            100               95
      7.750%, 06/01/19                                            100               87
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                            100              102
   Linn Energy
      9.875%, 07/01/18                                            100              106
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                            150              153
   McMoRan Exploration
      11.875%, 11/15/14                                           400              410
   Newfield Exploration
      6.625%, 09/01/14                                            150              152
   Parker Drilling
      9.625%, 10/01/13                                            150              154
   Petroplus Finance (A)
      7.000%, 05/01/17                                            150              135
   Plains Exploration & Production
      7.750%, 06/15/15                                            150              153
      7.625%, 06/01/18                                            100              102
   SandRidge Energy (A)
      8.750%, 01/15/20                                            150              150
   Southern Star Central
      6.750%, 03/01/16                                            100               97
   Southwestern Energy
      7.500%, 02/01/18                                            100              106
   Stone Energy
      8.250%, 12/15/11                                            531              529


                           CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

High Yield Bond Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Tesoro
      6.625%, 11/01/15                                 $          100   $           95
   Williams Partners
      7.250%, 02/01/17                                            100              101
                                                       --------------   --------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                               3,825
                                                                        ==============
   PRINTING & PUBLISHING [1.2%]
   MediMedia USA (A)
      11.375%, 11/15/14                                            50               42
   Scholastic
      5.000%, 04/15/13                                            300              281
   Sheridan Group
      10.250%, 08/15/11                                           150              140
                                                       --------------   --------------
   TOTAL PRINTING & PUBLISHING                                                     463
                                                                        ==============
   RADIO [0.9%]
   Cleveland Unlimited (A)(B)
      12.500%, 12/15/10                                           250              242
   XM Satellite Radio Holdings (A)
      13.000%, 08/01/13                                           100              109
                                                       --------------   --------------
   TOTAL RADIO                                                                     351
                                                                        ==============
   REAL ESTATE INVESTMENT TRUSTS [0.7%]
   DuPont Fabros Technology
      8.500%, 12/15/17                                            150              152
   Ventas Realty
      6.500%, 06/01/16                                            100               97
                                                       --------------   --------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                             249
                                                                        ==============
   RESEARCH AND DEVELOPMENT [1.0%]
   Catalent Pharma Solutions
      9.500%, 04/15/15                                            421              379
                                                       ==============   ==============
   RETAIL [6.0%]
   ACE Hardware (D)
      9.125%, 06/01/16                                            100              106
   Brunswick (A)
      11.250%, 11/01/16                                           245              276
   Claire's Stores
      9.625%, 06/01/15                                            116               93
   Dave & Buster's
      11.250%, 03/15/14                                           200              207
   Duane Reade
      11.750%, 08/01/15 (A)                                       275              298
      9.750%, 08/01/11                                            125              127
   Ferrellgas Partners
      6.750%, 05/01/14                                            100               98
   Group 1 Automotive
      8.250%, 08/15/13                                            100               99
   Inergy
      8.250%, 03/01/16                                            200              203
   Landry's Restaurants (A)
      11.625%, 12/01/15                                           126              134
   Leslie's Poolmart
      7.750%, 02/01/13                                            175              176
   Penske Auto Group
      7.750%, 12/15/16                                            100               97

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                 $          100   $           66
   Sbarro
      10.375%, 02/01/15                                            50               39
   Sonic Automotive
      8.625%, 08/15/13                                             70               70
   True Temper Sports (C)
      8.375%, 09/15/11                                            150               --
   Wendy's (A)
      10.000%, 07/15/16                                           200              218
                                                       --------------   --------------
   TOTAL RETAIL                                                                  2,307
                                                                        ==============
   RUBBER & PLASTIC [0.5%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                            100               96
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                             98              102
                                                       --------------   --------------
   TOTAL RUBBER & PLASTIC                                                          198
                                                                        ==============
   SEMI-CONDUCTORS [0.5%]
   Amkor Technology
      9.250%, 06/01/16                                            100              106
   Sensata Technologies
      8.000%, 05/01/14                                            100               98
                                                       --------------   --------------
   TOTAL SEMI-CONDUCTORS                                                           204
                                                                        ==============
   STEEL & STEEL WORKS [0.2%]
   Ryerson
      12.000%, 11/01/15                                            75               79
                                                       ==============   ==============
   TELEPHONES & TELECOMMUNICATIONS [8.5%]
   Broadview Networks Holdings
      11.375%, 09/01/12                                           100               96
   Cincinnati Bell
      8.375%, 01/15/14                                            150              153
   Citizens Communications
      7.125%, 03/15/19                                            150              142
   Clearwire Communications (A)
      12.000%, 12/01/15                                           250              254
   Clearwire Communications (A)
      12.000%, 12/01/15                                           200              203
   Cricket Communications
      9.375%, 11/01/14                                            250              251
   MetroPCS Wireless
      9.250%, 11/01/14                                            350              354
   Nextel Communications
      6.875%, 10/31/13                                            200              194
   Qwest
      7.625%, 06/15/15                                            289              299
   Radio One
      8.875%, 07/01/11                                            100               83
   Sprint Capital
      8.375%, 03/15/12                                            150              156
   Telcordia Technologies
      10.000%, 03/15/13 (A)                                       250              222
      4.034%, 07/15/12 (A)(B)                                     250              229
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                            100              103


                           CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

High Yield Bond Fund

                                                         Face Amount
Description                                             (000)/Shares      Value (000)
-----------                                            --------------   --------------
   Virgin Media Finance
      9.125%, 08/15/16                                 $          150   $          158
   West
      11.000%, 10/15/16                                           250              261
      9.500%, 10/15/14                                            100              102
                                                       --------------   --------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                         3,260
                                                                        ==============
   TRANSACTIONAL SOFTWARE [0.9%]
   Open Solutions (A)
      9.750%, 02/01/15                                            450              346
                                                       ==============   ==============
   TRANSPORTATION SERVICES [4.3%]
   Delta Airlines (A)
      12.250%, 03/15/15                                           400              400
   Kansas City Southern Railway
      8.000%, 06/01/15                                            100              104
   Navios Maritime Holdings
      9.500%, 12/15/14                                            100              100
   Pegasus Solutions (A)(C)
      10.500%, 04/15/15                                           100               34
   Royal Caribbean Cruises
      6.875%, 12/01/13                                            100               98
   Ship Finance International
      8.500%, 12/15/13                                            200              189
   Stena
      7.000%, 12/01/16                                            150              132
   Susser Holdings
      10.625%, 12/15/13                                           160              167
   Swift Transportation (A)(B)
      8.023%, 05/15/15                                            200              150
   Travelport
      9.875%, 09/01/14                                            250              258
                                                       --------------   --------------
   TOTAL TRANSPORTATION SERVICES                                                 1,632
                                                                        ==============
   WASTE DISPOSAL [0.5%]
   Waste Services
      9.500%, 04/15/14                                            100              104
   WCA Waste
      9.250%, 06/15/14                                            100              100
                                                       --------------   --------------
   TOTAL WASTE DISPOSAL                                                            204
                                                                        ==============
      TOTAL CORPORATE BONDS
         (Cost $37,839)                                                         37,374
                                                                        ==============
COMMON STOCK [0.1%]
   BROADCASTING & CABLE [0.0%]
   Olympus * (D)(E)                                             8,500               10
                                                       ==============   ==============
   BUILDING & CONSTRUCTION [0.0%]
   Dayton Superior *                                              149               --
                                                       ==============   ==============
   IT SERVICES [0.1%]
   Unisys *                                                     1,044               40
                                                       ==============   ==============
      TOTAL COMMON STOCK
         (Cost $38)                                                                 50

Description                                                Shares         Value (000)
-----------                                            --------------   --------------
CASH EQUIVALENTS [0.6%]
   Evergreen Select Money Market Fund,
      Institutional Class, 0.010% **                          115,022   $          115
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 0.170% **                       115,022              115
                                                       ==============   ==============
      TOTAL CASH EQUIVALENTS
         (Cost $230)                                                               230
                                                                        ==============
      TOTAL INVESTMENTS [98.1%]
         (Cost $38,107) +                                               $       37,654
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $38,373 ($ THOUSANDS).

+ AT DECEMBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,107 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,708 ($ THOUSANDS) AND $(2,161) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE SHOWN IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $12,231(000), REPRESENTING 31.9% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

(C) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(D)  SECURITY IS CONSIDERED ILLIQUID.

(E)  SECURITY IS FAIR VALUED.

(F) STEP BOND - THE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2009. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

CL  - CLASS
SER - SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  Level 1   Level 2   Level 3    Total
                                  -------   -------   -------   -------
Investments in Securities
   Corporate Bonds                  $ --    $37,141     $233    $37,374
   Common Stock                       40         --       10         50
   Cash Equivalents                  230         --       --        230
                                    ----    -------     ----    -------
Total Investments in Securities     $270    $37,141     $243    $37,654
                                    ====    =======     ====    =======

                                           Investments   Investments
                                                in            in
                                            Corporate       Common
                                              Bonds         Stock
                                           -----------   -----------
Beginning balance as of October 1, 2009        $184          $ 9
   Accrued discounts/premiums                    --           --
   Realized gain/(loss)                          --           --
   Change in unrealized
      appreciation/(depreciation)                49            1
   Net purchases/sales                           --           --
   Net transfer in and/or out of Level 3         --           --
                                               ----          ---
Ending balance as of December 31, 2009         $233          $10
                                               ====          ===

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Prime Money Market Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
COMMERCIAL PAPER (A) [55.6%]
   BANKS [20.0%]
   Allied Irish Banks North America (B)
      0.330%, 01/20/10                                 $       25,000   $       24,996
   ANZ National Int'l (B)
      0.310%, 01/04/10                                         25,000           24,999
   Bank of Nova Scotia
      0.170%, 02/19/10                                         25,000           24,994
   BNZ International Funding (B)
      0.300%, 01/20/10                                         25,000           24,996
   Erste Finance Delaware (B)
      0.250%, 01/11/10                                         25,000           24,998
   Governor & of the Bank of Ireland (B)
      0.300%, 01/08/10                                         25,000           24,999
   KBC Financial Products International (B)
      0.501%, 03/04/10                                         25,000           24,979
   Korea Development Bank
      0.651%, 02/01/10                                         25,000           24,986
   Skandinaviska Enskilda Banken (B)
      0.370%, 01/20/10                                         25,000           24,995
   Societe Generale North America
      0.220%, 01/05/10                                         25,000           24,999
   Standard Chartered Bank (B)
      0.451%, 06/11/10                                         25,000           24,950
   Toronto-Dominion Holdings USA (B)
      0.260%, 01/04/10                                         25,000           24,999
                                                       --------------   --------------
   TOTAL BANKS                                                                 299,890
                                                                        ==============
   EDUCATION [1.9%]
   University of California
      0.220%, 01/05/10                                         27,634           27,633
                                                       ==============   ==============
   FINANCIAL SERVICES [15.3%]
   ASB Finance (B)
      0.340%, 01/25/10                                         25,000           24,994
   Chariot Funding (B)
      0.170%, 01/14/10                                         30,000           29,998
   Commerzbank US Finance
      0.541%, 01/15/10                                         25,000           24,995
   Danske (B)
      0.190%, 03/01/10                                         24,000           23,993
   General Electric Capital
      0.220%, 04/14/10                                         25,000           24,984
   Gotham Funding (B)
      0.180%, 01/05/10                                         25,000           25,000
   Grampian Funding (B)
      0.250%, 01/06/10                                         25,000           24,999
   HSBC Finance
      0.250%, 02/08/10                                         25,000           24,994
   Westpac Securities NZ (B)
      0.280%, 01/11/10                                         25,000           24,998
                                                       --------------   --------------
   TOTAL FINANCIAL SERVICES                                                    228,955
                                                                        ==============
   FOREIGN GOVERNMENTS [1.7%]
   Republic of Ireland International Bond
      0.622%, 01/04/10                                         25,000           24,999
                                                       ==============   ==============
   IMPORT/EXPORT [2.3%]
   Sumitomo Corp of America
      0.360%, 01/29/10                                         25,000           24,993

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
      0.270%, 03/05/10                                 $       10,000   $        9,995
                                                       --------------   --------------
   TOTAL IMPORT/EXPORT                                                          34,988
                                                                        ==============
   INSURANCE [1.7%]
   MetLife Short Term Funding (B)
      0.380%, 01/19/10                                         25,000           24,995
                                                       ==============   ==============
   INVESTMENT BANKER/BROKER DEALER [3.3%]
   Citigroup Funding
      0.330%, 01/05/10                                         25,000           24,999
   ING US Funding
      0.150%, 01/07/10                                         25,000           24,999
                                                       --------------   --------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                        49,998
                                                                        ==============
   MISCELLANEOUS MANUFACTURING [4.5%]
   Barton Capital (B)
      0.160%, 01/08/10                                         25,000           24,999
   Clipper Receivables (B)
      0.180%, 01/07/10                                         16,850           16,850
   Galleon Capital (B)
      0.170%, 01/08/10                                         25,000           24,999
                                                       --------------   --------------
   TOTAL MISCELLANEOUS MANUFACTURING                                            66,848
                                                                        ==============
   SOVEREIGN AGENCY [3.3%]
   Banque et Caisse d'Epargne de L'Etat
      0.200%, 03/15/10                                         25,000           24,990
   Caisse d'Amortissement de la Dette
      Sociale
      0.300%, 02/05/10                                         25,000           24,992
                                                       --------------   --------------
   TOTAL SOVEREIGN AGENCY                                                       49,982
                                                                        ==============
   SPECIAL PURPOSE BANKS [1.7%]
   Dexia Delaware
      0.290%, 01/08/10                                         25,000           24,999
                                                       ==============   ==============
      TOTAL COMMERCIAL PAPER
         (Cost $833,287)                                                       833,287
                                                                        ==============
U.S. GOVERNMENT AGENCY OBLIGATIONS [10.7%]
   FFCB
      0.540%, 09/15/10                                         25,000           25,000
   FHLB
      3.875%, 01/15/10                                         25,000           25,033
      0.550%, 06/04/10                                         10,000           10,000
      0.420%, 10/15/10                                         25,000           24,995
      0.480%, 10/25/10                                         25,000           25,025
      0.400%, 12/28/10                                         25,000           25,000


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Prime Money Market Fund

                                                         Face Amount
Description                                             (000)/Shares      Value (000)
-----------                                            --------------   --------------
   FHLMC DN (C)
      0.401%, 03/16/10                                 $       25,000   $       24,980
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $160,033)                                                       160,033
                                                                        ==============
CORPORATE OBLIGATIONS [5.0%]
   BANKS [3.3%]
   Bank of America                                             25,000           25,002
      0.300%, 03/15/10
   Wells Fargo
      4.200%, 01/15/10                                         25,000           25,036
                                                       ==============   ==============
   TOTAL BANKS                                                                  50,038
                                                                        ==============
   INVESTMENT BANKER/BROKER DEALER [1.7%]
   Morgan Stanley (C)
      0.564%, 01/15/10                                         25,000           25,003
                                                       ==============   ==============
      TOTAL CORPORATE OBLIGATIONS
         (Cost $75,041)                                                         75,041
                                                                        ==============
CERTIFICATES OF DEPOSIT [17.0%]
   Abbey National
      0.210%, 01/06/10                                         25,000           25,000
   Banco Bilbao Vizcaya Argentaria
      0.225%, 03/18/10                                         25,000           25,000
   Banco Del Estado De Chile
      0.650%, 03/05/10                                         25,000           25,000
   Bank of Montreal
      0.200%, 01/19/10                                         25,000           25,000
   Barclays Bank
      0.760%, 08/06/10                                         25,000           25,000
   BNP Paribas NY
      0.260%, 01/19/10                                         25,000           25,000
   Landesbank Hessen-Theuringen
      0.220%, 01/15/10                                         25,000           25,000
   Lloyds TSB Bank
      0.210%, 01/19/10                                         30,000           30,001
   Natixis NY
      0.290%, 03/10/10                                         25,000           25,000
   Norinchukin Bank
      0.300%, 02/02/10                                         25,000           25,000
                                                       ==============   ==============
      TOTAL CERTIFICATES OF DEPOSIT
         (Cost $255,001)                                                       255,001
                                                                        ==============
CASH EQUIVALENT [0.3%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.030% *                             3,853,054            3,853
                                                       ==============   ==============
      TOTAL CASH EQUIVALENT
         (Cost $3,853)                                                           3,853
                                                                        ==============
REPURCHASE AGREEMENTS (D) [11.3%]
   Bank of America 0.010%, dated 12/31/09,
      to be repurchased on 01/04/10,
      repurchase price $120,000,133
      (collaterized by Fannie Mae &
      Freddie Mac obligations ranging in
      par value $12,630,000-$328,715,000,
      0.000%-5.250%,

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
      08/01/12-05/04/37; with total                    $      120,000   $      120,000
      market value $122,400,363)
   Deutsche Bank 0.010%, dated 12/31/09, to be
      repurchased on 01/04/10, repurchase price
      $50,000,056 (collaterized by Freddie Mac
      obligations ranging in par value
      $521,000-$48,411,000, 3.300%-4.750%,
      07/21/10-12/08/10; with total market value
      $51,000,957)                                             50,000           50,000
                                                       ==============   ==============
      TOTAL REPURCHASE AGREEMENTS
         (Cost $170,000)                                                       170,000
                                                                        ==============
      TOTAL INVESTMENTS [99.9%]
         (Cost $1,497,215) +                                            $    1,497,215
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,499,150 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF DECEMBER 31, 2009.

(A)  THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER 31, 2009.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $470,736(000), REPRESENTING 31.4% OF THE NET ASSETS OF THE FUND.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

(D)  TRI-PARTY REPURCHASE AGREEMENT

DN    - DISCOUNT NOTE
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                  -------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
   COMMERCIAL PAPER                $   --   $  833,287     $--     $  833,287
   U.S. GOVERNMENT AGENCY
      OBLIGATIONS                      --      160,033      --        160,033
   CORPORATE BONDS                     --       75,041      --         75,041
   CERTIFICATES OF DEPOSIT             --      255,001      --        255,001
   CASH EQUIVALENT                  3,853           --      --          3,853
   REPURCHASE AGREEMENTS               --      170,000      --        170,000
                                   ------   ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES    $3,853   $1,493,362     $--     $1,497,215
                                   ======   ==========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Government Money Market Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [69.7%]
   FAMC DN (B)
      0.010%, 01/06/10                                 $       50,000   $       50,000
   FFCB
      0.500%, 10/07/10                                         50,000           50,000
      0.585%, 12/09/10 (A)                                     50,000           50,140
   FHLB
      0.000%, 01/13/10 (A)                                     15,000           14,999
      3.100%, 02/04/10                                         25,000           25,063
      0.730%, 03/11/10 (A)                                     25,000           25,029
      0.875%, 04/15/10                                         25,000           25,000
      0.500%, 05/26/10                                         25,000           24,991
      0.550%, 06/04/10                                         20,000           20,000
      0.380%, 06/15/10                                         40,700           40,700
      0.560%, 06/22/10                                         25,000           24,999
      4.500%, 06/22/10                                         25,000           25,499
      0.044%, 07/06/10 (A)                                     50,000           49,999
      0.600%, 07/26/10                                         10,950           10,950
      0.625%, 07/29/10                                         25,000           25,000
      0.550%, 07/30/10                                         20,000           20,000
      0.500%, 09/29/10                                         40,000           40,000
      0.420%, 10/15/10                                         25,000           24,995
      0.480%, 10/25/10                                         25,000           25,025
      0.500%, 10/28/10                                         19,250           19,250
      0.510%, 10/28/10                                         50,000           50,000
      0.400%, 12/28/10                                         25,000           25,000
   FHLB DN (B)
      0.209%, 01/04/10                                        131,947          131,946
      0.095%, 01/08/10                                         50,000           49,999
      0.050%, 01/13/10                                         18,400           18,400
      0.010%, 01/15/10                                         50,000           50,000
      0.120%, 02/01/10                                         34,715           34,711
      0.100%, 02/10/10                                         50,000           49,994
      1.010%, 02/23/10                                         25,000           24,963
      0.170%, 06/02/10                                         50,000           49,964
   FHLMC
      3.125%, 02/04/10                                         25,000           25,047
   FHLMC DN (B)
      0.395%, 01/04/10                                        175,000          174,998
      0.502%, 01/06/10                                         25,000           24,998
      0.110%, 01/12/10                                         50,000           49,998
      0.210%, 01/20/10                                         50,000           49,994
      0.120%, 02/03/10                                         50,000           49,995
      0.100%, 02/08/10                                         41,820           41,816
      0.187%, 05/04/10                                         50,000           49,968
      0.180%, 05/24/10                                         50,000           49,964
      0.200%, 06/07/10                                         30,000           29,974
   FNMA
      0.218%, 02/12/10 (A)                                     25,000           25,010
      4.750%, 03/12/10                                         50,000           50,442
      7.125%, 06/15/10                                         24,866           25,619
   FNMA DN (B)
      0.050%, 01/11/10                                         11,000           11,000
      0.155%, 05/26/10                                         50,000           49,969
      0.185%, 06/02/10                                         35,000           34,973
      0.180%, 06/09/10                                         25,000           24,980
      0.381%, 09/01/10                                         25,000           24,936
                                                       ==============   ==============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $1,870,297)                                                   1,870,297
                                                                        ==============

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
REPURCHASE AGREEMENTS (C) [30.2%]
   Bank of America 0.010%, dated
      12/31/09, repurchased on 01/04/10,
      repurchase price $209,000,232
      (collaterized by Fannie Mae
      & Freddie Mac obligations ranging in
      par value $6,707,000-$82,230,000,
      0.000%-6.625%, 11/08/10-
      06/12/17; with total market value
      $213,181,033)                                    $      209,000   $      209,000
   Deutsche Bank 0.010%, dated 12/31/09,
      repurchased on 01/04/10,
      repurchase price $300,000,333
      (collaterized by FHLB, Fannie Mae &
      Freddie Mac obligations ranging in
      par value $1,210,000-$263,250,000,
      0.000%-4.625%, 07/21/10-04/15/30;
      with total market value $306,000,221)                   300,000          300,000
   JPMorgan Chase 0.010%, dated 12/31/09,
      repurchased on 01/04/10,
      repurchase price $200,001,614
      (collaterized by U.S. Government
      obligations ranging in par value
      $2,000-$61,275,000,
      0.000%-0.000%, 01/15/10-01/15/30;
      with total market value $204,001,644                    200,000          200,000
   UBS Warburg 0.010%, dated 12/31/09,
      repurchased on 01/04/10, repurchase
      price $100,001,722 (collaterized by
      Fannie Mae & Freddie Mac obligations
      ranging in par value $100,000-
      $92,065,000, 0.000%-5.250%,
      01/27/10-05/22/23; with total market
      value $102,001,757)                                     100,000          100,000
                                                       ==============   ==============
      TOTAL REPURCHASE AGREEMENTS
         (Cost $809,000)                                                       809,000
                                                                        ==============
      TOTAL INVESTMENTS [99.9%]
         (Cost $2,679,297) +                                            $    2,679,297
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,681,668 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

(B) ZERO COUPON SECURITY - THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)  TRI-PARTY REPURCHASE AGREEMENT

DN    - DISCOUNT NOTE
FAMC  - FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

Government Money Market Fund

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  Level 1     Level 2    Level 3     Total
                                  -------   ----------   -------  ----------
Investments in Securities
   U.S. Government Agency
      Obligations                   $--     $1,870,297     $--    $1,870,297
   Repurchase Agreements             --        809,000      --       809,000
                                    ---     ----------     ---    ----------
Total Investments in Securities     $--     $2,679,297     $--    $2,679,297
                                    ===     ==========     ===    ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
MUNICIPAL BONDS [91.9%]
   CALIFORNIA [86.9%]
   ABAG, Finance Authority for Non-Profit
      Corporations, Public Policy
      Institute, Ser A, RB (A)(B)(C)
      0.210%, 01/07/10                                 $        2,870   $        2,870
   ABAG, Finance Authority for Non-Profit
      Corporations, Ser C, COP (A)(B)(C)
      0.090%, 01/01/10                                          7,310            7,310
   ABAG, Finance Authority for Non-Profit
      Corporations, Ser D, COP (A)(B)(C)
      0.090%, 01/01/10                                          5,885            5,885
   Bay Area Toll Authority, RB (B)(C)
      0.170%, 01/07/10                                         11,000           11,000
   Bay Area Toll Authority, Ser E-1,
      RB (B)(C)
      0.210%, 01/07/10                                          3,560            3,560
   Bay Area Toll Authority, Ser E-3,
      RB (B)(C)
      0.290%, 01/07/10                                          4,000            4,000
   California State, Department of Water
      Resource & Power, Ser B-2, RB
      (A)(B)(C)
      0.110%, 01/01/10                                         10,000           10,000
   California State, Department of Water
      Resource & Power, Ser C-15,
      RB (A)(B)(C)
      0.170%, 01/07/10                                          5,000            5,000
   California State, Department of Water
      Resource & Power, Ser C-7, RB (B)(C)
      0.210%, 01/07/10                                         11,425           11,425
   California State, Department of Water
      Resource & Power, Sub-Ser F-2,
      RB (A)(B)(C)
      0.100%, 01/01/10                                         16,000           16,000
   California State, Department of Water
      Resource & Power, Sub-Ser G-3,
      RB, FSA (B)(C)
      0.210%, 01/07/10                                         10,600           10,600
   California State, Economic Development
      Financing Authority, KQED
      Incorporated Project, RB (A)(B)(C)
      0.220%, 01/06/10                                          1,140            1,140
   California State, Economic Recovery
      Authority, Ser C-16, GO,
      FSA (B)(C)
      0.250%, 01/06/10                                          1,195            1,195
   California State, Educational Facilities
      Authority, Stanford University
      Project, Ser L-4, RB (B)(C)
      0.230%, 01/06/10                                            515              515
   California State, Educational Facilities
      Authority, University of San
      Francisco Project, RB (A)(B)(C)
      0.280%, 01/06/10                                          4,800            4,800
   California State, Health Facilities
      Financing Authority, Luvile Salter
      Project, Ser B, RB (B)(C)
      0.230%, 01/07/10                                         11,700           11,700

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   California State, Infrastructure &
      Economic Authority, California
      Academy Project, Ser A,
      RB (A)(B)(C)
      0.120%, 01/01/10                                 $       22,400   $       22,400
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser A-2, RB (B)(C)
      0.500%, 04/01/10                                          4,000            4,000
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser B, RB (B)(C)
      0.100%, 01/01/10                                          7,415            7,415
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser D, RB (B)(C)
      0.100%, 01/01/10                                          3,700            3,700
   California State, Infrastructure &
      Economic Authority, Orange County
      Performing Project, Ser C,
      RB (A)(B)(C)
      0.250%, 01/07/10                                          5,855            5,855
   California State, Ser B, Sub-Ser B-7,
      GO (A)(B)(C)
      0.170%, 01/01/10                                         22,275           22,275
   California State, Sub-Ser B-3,
      GO (A)(B)(C)
      0.220%, 01/06/10                                          3,145            3,145
   California State, Sub-Ser B-4, GO (A)(B)(C)
      0.240%, 01/06/10                                          6,880            6,880
   California Statewide, Communities
      Development Authority, Masters
      College Project, RB (A)(B)(C)
      0.080%, 01/07/10                                          3,000            3,000
   California Statewide, Communities
      Development Authority, Park
      Century School Project,
      RB (A)(B)(C)
      0.180%, 01/07/10                                          4,000            4,000
   Contra Costa, Transportation Authority, RB
      2.500%, 10/01/10                                          4,200            4,263
   East Bay Municipal Utility District,
      Sub-Ser A, RB (B)(C)
      0.170%, 01/07/10                                         25,000           25,000
   East Bay, Municipal Utilities District
      Water Authority, Sub-Ser A-1,
      RB (B)(C)
      0.220%, 01/06/10                                         10,000           10,000
   East Bay, Municipal Utilities District
      Water Authority, Sub-Ser A-2,
      RB (B)(C)
      0.210%, 01/06/10                                          4,890            4,890
   East Bay, Municipal Utilities District
      Water Authority, Sub-Ser A-3,
      RB (B)(C)
      0.210%, 01/06/10                                         10,500           10,500
   Eastern Municipal Water District, Ser B,
      COP (B)(C)
      0.180%, 01/06/10                                         10,600           10,600


                           CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Glendale, Police Building Project,
      COP (B)(C)
      0.170%, 01/07/10                                 $       18,300   $       18,300
   Irvine, Improvement Board, Act 1915
      Project, District #03-19, Ser A,
      SAB (A)(B)(C)
      0.090%, 01/01/10                                          7,040            7,040
   Irvine, Improvement Board, Act 1915
      Project, District #04-20, Ser A,
      SAB (A)(B)(C)
      0.090%, 01/01/10                                          8,560            8,560
   Irvine, Improvement Board, Act 1915
      Project, District #04-20, Ser B,
      RB (A)(B)(C)
      0.090%, 01/01/10                                         15,843           15,843
   Irvine, Improvement Board, Act 1915
      Project, District #05-21, Ser A,
      SAB (A)(B)(C)
      0.240%, 01/01/10                                         20,430           20,430
   Irvine, Improvement Board, Act 1915
      Project, District #07-22, Ser A,
      RB (A)(B)(C)
      0.090%, 01/01/10                                         13,950           13,950
   Irvine, Improvement Board, Act 1915
      Project, District #97-17, SAB (A)(B)(C)
      0.090%, 01/01/10                                          7,150            7,150
   Los Angeles County, Metropolitan
      Transportation Authority, Ser A1,
      RB (B)(C)
      0.200%, 01/07/10                                         27,745           27,745
   Los Angeles County, Metropolitan
      Transportation Authority, Ser A1,
      RB (B)(C)
      0.120%, 01/01/10                                          6,500            6,500
   Los Angeles County, Metropolitan
      Transportation Authority, Ser C4,
      RB (A)(B)(C)
      0.150%, 01/07/10                                          2,000            2,000
   Los Angeles County, Ser A, TRAN
      2.500%, 06/30/10                                          7,000            7,056
   Los Angeles County, Ser A, TRAN
      2.500%, 06/30/10                                          7,000            7,058
   Los Angeles, Department of Water &
      Power, Sub-Ser B-1, RB (B)(C)
      0.150%, 01/07/10                                          7,000            7,000
   Los Angeles, Department of Water &
      Power, Sub-Ser B-2, RB (B)(C)
      0.080%, 01/01/10                                         25,600           25,600
   Los Angeles, Department of Water &
      Power, Sub-Ser B-4, RB (B)(C)
      0.200%, 01/07/10                                          3,000            3,000
   Los Angeles, Unified School District,
      Ser B, COP (A)(B)(C)
      0.200%, 01/06/10                                          9,000            9,000
   Los Angeles, Unified School District,
      Ser D, GO, FGIC
      Pre-Refunded @ 100 (D)
      5.375%, 07/01/10                                          6,000            6,147

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser C, RB (A)(B)(C)
      0.200%, 01/07/10                                 $        2,500   $        2,500
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser F-2,
      RB (A)(B)(C)
      0.180%, 01/07/10                                          7,000            7,000
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-1, RB (B)(C)
      0.200%, 01/28/10                                          4,600            4,600
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-2, RB (B)(C)
      0.200%, 02/18/10                                         12,600           12,600
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-3, RB (B)(C)
      0.100%, 01/01/10                                         30,840           30,840
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-6, RB (B)(C)
      0.100%, 01/01/10                                         17,000           17,000
   Oakland-Alameda County, Coliseum
      Project, Ser C-1, RB (A)(B)(C)
      0.270%, 01/06/10                                         15,000           15,000
   Orange County, Sanitation District
      Authority, Ser A, COP (B)(C)
      0.280%, 01/01/10                                         13,730           13,730
   Orange County, Sanitation District
      Authority, Ser A, TRAN
      2.000%, 06/30/10                                          7,000            7,055
   Orange County, Sanitation District
      Authority, Ser B, COP (B)(C)
      0.280%, 01/01/10                                         27,205           27,205
   Orange County, Water District
      Authority, Ser A, COP (B)(C)
      0.180%, 01/06/10                                          2,800            2,800
   Pasadena, Public Financing Authority,
      Rose Bowl Refinancing &
      Improvement Project, RB (A)(B)(C)
      0.230%, 01/06/10                                         15,625           15,625
   Riverside County, Public Facilities
      Authority, Ser C, COP (A)(B)(C)
      0.200%, 01/06/10                                         11,100           11,100
   Riverside, Water Authority, Ser A,
      RB (B)(C)
      0.180%, 01/07/10                                          8,265            8,265
   Sacramento County, Sanitation District
      Authority, Sub-Ser B, RB (A)(B)(C)
      0.100%, 01/01/10                                          2,000            2,000
   Sacramento County, Sanitation District
      Authority, Sub-Ser E, RB (A)(B)(C)
      0.200%, 01/06/10                                          6,500            6,500
   Sacramento Regional County Sanitation
      District, Sub-Ser D, RB (A)(B)(C)
      0.100%, 01/01/10                                          3,350            3,350
   San Diego County, Regional
      Transportation Commission, Ser B,
      RB (B)(C)
      0.180%, 01/07/10                                         13,350           13,350
   San Diego County, Regional
      Transportation Commission, Ser C,
      RB (B)(C)
      0.420%, 01/07/10                                          4,900            4,900


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   San Diego County, School District,
      Ser A, TRAN
      2.000%, 06/30/10                                 $       11,000   $       11,088
   San Diego, Unified School District,
      TRAN
      2.000%, 07/08/10                                          9,075            9,144
   San Francisco City & County Airports
      Commission, Ser 37C, RB,
      FSA (B)(C)
      0.250%, 01/06/10                                          5,000            5,000
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, Ser A, RB (A)(B)(C)
      0.170%, 01/06/10                                          7,150            7,150
   Santa Barbara County, Ser A, TRAN
      2.500%, 06/30/10                                          5,715            5,776
   Santa Clara County, Financing
      Authority, Multiple Facilities
      Projects, Ser M, RB (A)(B)(C)
      0.230%, 01/06/10                                         17,105           17,105
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project, Ser B,
      RB (B)(C)
      0.270%, 01/06/10                                         13,475           13,475
   Santa Clara Valley, Transportation
      Authority, Ser C, RB (B)(C)
      0.150%, 01/07/10                                          8,000            8,000
   Santa Clara Valley, Transportation
      Authority, Ser D, RB (B)(C)
      0.250%, 01/07/10                                          6,000            6,000
   Santa Clara, Electric Authority, Sub-Ser
      B, RB (A)(B)(C)
      0.220%, 01/06/10                                          4,975            4,975
   Santa Cruz County, TRAN
      2.000%, 07/08/10                                          5,000            5,038
   Southern California Public Power
      Authority, Ser A, RB
      2.000%, 08/03/10                                          2,000            2,019
   Southern California, Metropolitan Water
      District Authority, Ser A-1,
      RB (B)(C)
      0.150%, 01/07/10                                            500              500
   Southern California, Metropolitan Water
      District Authority, Ser B-3,
      RB (B)(C)
      0.090%, 01/01/10                                         10,000           10,000
   Southern California, Metropolitan Water
      District Authority, Ser C-1,
      RB (B)(C)
      0.120%, 01/01/10                                          7,500            7,500
   Southern California, Metropolitan Water
      District Authority, Ser C-2, RB (B)(C)
      0.100%, 01/01/10                                         20,720           20,720
   Southern California, Metropolitan Water
      District Authority, Water Works
      Authorization Project, Ser B,
      RB (B)(C)
      0.200%, 01/07/10                                         11,685           11,685
   State of California, GO (A)(B)(C)
      0.120%, 01/01/10                                         15,000           15,000

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   State of California, GO (A)(B)(C)
      0.210%, 01/07/10                                 $       25,600   $       25,600
   State of California, GO (A)(B)(C)
      0.090%, 01/01/10                                          6,200            6,200
   State of California, GO (A)(B)(C)
      0.200%, 01/07/10                                          9,200            9,200
   State of California,
      Ser B-4, GO (A)(B)(C)
      0.200%, 02/10/10                                          2,400            2,400
   State of California, Ser C-11,
      GO, BNP (A)(B)(C)
      0.200%, 01/06/10                                         20,000           20,000
   State of California, Ser C-4,
      GO (A)(B)(C)
      0.120%, 01/01/10                                         14,100           14,100
   Turlock, Irrigation District, Capital
      Improvement & Refunding Project,
      COP (A)(B)(C)
      0.120%, 01/01/10                                          6,070            6,070
   Turlock, Irrigation District, First Priority
      Project, Sub-Ser, RB
      1.500%, 06/08/10                                         10,000           10,041
   Tustin, Improvement Board Act,
      Reassessment District No. 95-2-A,
      Ser A, SAB (A)(B)(C)
      0.100%, 01/01/10                                          8,685            8,685
   University of California, Regents
      Medical Center, Ser B-1, RB (B)(C)
      0.100%, 01/01/10                                         12,125           12,125
                                                       --------------   --------------
   TOTAL CALIFORNIA                                                            927,318
                                                                        ==============
   CONNECTICUT [1.5%]
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser U2, RB (B)(C)
      0.150%, 01/06/10                                         10,000           10,000
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser X-2, RB (B)(C)
      0.150%, 01/07/10                                          6,000            6,000
                                                       --------------   --------------
   TOTAL CONNECTICUT                                                            16,000
                                                                        ==============
   MASSACHUSETTS [0.5%]
   Massachusetts State, Development
      Finance Agency, Harvard University
      Project, Ser HH, RB (B)(C)
      0.250%, 01/07/10                                          5,950            5,950
                                                       ==============   ==============
   TEXAS [2.5%]
   University of Texas, Ser A, RB (B)(C)
      0.150%, 01/06/10                                          3,795            3,795
   University of Texas, Ser B, RB (B)(C)
      0.160%, 01/07/10                                         23,500           23,500
                                                       --------------   --------------
   TOTAL TEXAS                                                                  27,295
                                                                        ==============


                           CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
DECEMBER 31, 2009 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                         Face Amount
Description                                                 (000)         Value (000)
-----------                                            --------------   --------------
   VIRGINIA [0.5%]
   University of Virginia, Ser A, RB (B)(C)
      0.150%, 01/06/10                                 $        4,965   $        4,965
                                                       ==============   ==============
      TOTAL MUNICIPAL BONDS
         (Cost $981,528)                                                       981,528
                                                                        ==============
COMMERCIAL PAPER [2.6%]
   City & County of San Francisco
      0.300%, 02/02/10                                         15,000           15,000
   Contra Costa Water District
      0.300%, 01/11/10                                         12,700           12,700
                                                       ==============   ==============
      TOTAL COMMERCIAL PAPER
         (Cost $27,700)                                                         27,700
                                                                        ==============
      TOTAL INVESTMENTS [ 94.5%]
         (Cost $1,009,228) +                                            $    1,009,228
                                                                        ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,067,486 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) SECURITES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2009.

(C)  PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE NEXT RESET DATE.

(D)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG - ASSOCIATION OF BAY AREA GOVERNMENTS
COP  - CERTIFICATE OF PARTICIPATION
FGIC - FINANCIAL GUARANTEE INSURANCE COMPANY
FSA  - FINANCIAL SECURITY ASSISTANCE
GO   - GENERAL OBLIGATION
RB   - REVENUE BOND
SAB  - SPECIAL ASSESSMENT BOND
SER  - SERIES
TRAN - TAX & REVENUE ANTICIPATION NOTE

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 CARRIED AT VALUE (000):

                                  LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                  -------   ----------   -------   ----------
INVESTMENTS IN SECURITIES
   MUNICIPAL BONDS                  $--     $  981,528     $--     $  981,528
   COMMERCIAL PAPER                  --         27,700      --         27,700
                                    ---     ----------     ---     ----------
TOTAL INVESTMENTS IN SECURITIES     $--     $1,009,228     $--     $1,009,228
                                    ===     ==========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 4

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CNI Charter Funds


By (Signature and Title) /s/:Richard A. Weiss
                         -----------------------------------------
                         Richard A. Weiss, President & CEO

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/:Richard A. Weiss
                         -----------------------------------------
                         Richard A. Weiss, President & CEO

Date: February 26, 2010


By (Signature and Title) /s/:Eric Kleinschmidt
                         -----------------------------------------
                         Eric Kleinschmidt, Controller and COO

Date: February 26, 2010